UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2015

Item 1. Reports to Stockholders

Fidelity®

AMT Tax-Free Money

Fund

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Actual	.06%	$ 1,000.00	$ 1,001.00	$ .30
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .30

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 2/28/15	% of fund's investments 8/31/14	% of fund's investments 2/28/14
1 - 7	74.7	70.3	70.2
8 - 30	2.0	3.2	3.8
31 - 60	3.5	7.3	4.4
61 - 90	3.2	1.8	7.0
91 - 180	6.2	6.0	9.4
> 180	10.4	11.4	5.2
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	2/28/15	8/31/14	2/28/14
Fidelity AMT Tax-Free Money Fund	39 Days	51 Days	33 Days
All Tax-Free Money Market Funds Average*	32 Days	38 Days	31 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	2/28/15	8/31/14	2/28/14
Fidelity AMT Tax-Free Money Fund	39 Days	51 Days	34 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Investment Changes/Performance (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
Variable Rate Demand Notes (VRDNs) 63.4%	Variable Rate Demand Notes (VRDNs) 62.1%
Other Municipal Debt 27.6%	Other Municipal Debt 32.5%
Investment Companies 8.6%	Investment Companies 7.1%
Net Other Assets (Liabilities) 0.4%	Net Other Assets (Liabilities)† (1.7)%

† Net Other Assets (Liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields

	2/28/15	11/30/14	8/31/14	5/31/14	2/28/14
Fidelity AMT Tax-Free Money Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending February 28, 2015, the most recent period shown in the table, would have been -0.41%.

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 63.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.02% 3/2/15, VRDN (a)	$ 600	$ 600
Alaska - 1.3%
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.02% 3/6/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,790	2,790
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.02% 3/6/15 (ConocoPhillips Co. Guaranteed), VRDN (a)	1,200	1,200
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.02% 3/6/15 (ConocoPhillips Co. Guaranteed), VRDN (a)	6,600	6,600
		10,590
Arizona - 3.9%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 F, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)	900	900
(Catholic Healthcare West Proj.):
Series 2005 B, 0.03% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)	600	600
Series 2008 A, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)	1,500	1,500
Series 2008 B, 0.02% 3/6/15, LOC PNC Bank NA, VRDN (a)	800	800
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.02% 3/6/15 (Liquidity Facility Wells Fargo & Co.) (a)(c)	11,195	11,195
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.04% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,200	1,200
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.02% 3/6/15, LOC Freddie Mac, VRDN (a)	10,500	10,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series Putters 3467, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,115	2,115
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.03% 3/6/15, LOC Bank of America NA, VRDN (a)	3,500	3,500
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.03% 3/6/15, LOC Wells Fargo Bank NA, VRDN (a)	500	500
		32,810
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - 1.2%
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series BA 08 1062, 0.04% 3/6/15 (Liquidity Facility Bank of America NA) (a)(c)	$ 5,000	$ 5,000
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.01% 3/6/15, LOC Bank of America NA, VRDN (a)	3,700	3,700
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (a)(c)	1,000	1,000
		9,700
Colorado - 1.3%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (a)	1,000	1,000
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,065	2,065
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.11% 3/6/15, LOC Wells Fargo Bank NA, VRDN (a)	6,760	6,760
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.02% 3/6/15, LOC Bank of America NA, VRDN (a)	1,300	1,300
		11,125
Connecticut - 0.6%
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series EGL 7 05 3031, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (a)(c)	4,300	4,300
Series 2014 D, 0.03% 3/6/15, LOC Bank of America NA, VRDN (a)	400	400
		4,700
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.14% 3/6/15, VRDN (a)	3,000	3,000
District Of Columbia - 1.0%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.06% 3/6/15, LOC Bank of America NA, VRDN (a)	1,000	1,000
(The AARP Foundation Proj.) Series 2004, 0.02% 3/6/15, LOC Bank of America NA, VRDN (a)	1,500	1,500
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.02% 3/6/15, LOC Branch Banking & Trust Co., VRDN (a)	4,600	4,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.: - continued
(Washington Drama Society, Inc. Proj.) Series 2008, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)	$ 700	$ 700
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 0.02% 3/6/15, LOC Royal Bank of Canada, VRDN (a)	1,000	1,000
		8,800
Florida - 3.5%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.04% 3/6/15, LOC Freddie Mac, VRDN (a)	4,980	4,980
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.04% 3/6/15 (Liquidity Facility Wells Fargo & Co.) (a)(c)	3,440	3,440
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 0.02% 3/6/15, LOC Fannie Mae, VRDN (a)	1,260	1,260
Highlands County Health Facilities Auth. Rev. Participating VRDN Series ROC II R 11830, 0.04% 3/6/15 (Liquidity Facility Citibank NA) (a)(c)	875	875
Miami-Dade County Series 2014 A, 0.02% 3/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,300	1,300
Orange County Health Facilities Auth. Rev.:
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.02% 3/6/15, LOC Branch Banking & Trust Co., VRDN (a)	2,500	2,500
(The Nemours Foundation Proj.) Series 2009 B, 0.02% 3/6/15, LOC Northern Trust Co., VRDN (a)	600	600
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (a)(c)	2,930	2,930
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series 15 XF0085, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,105	1,105
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.02% 3/6/15, LOC Freddie Mac, VRDN (a)	4,900	4,900
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.) Series 2010 B, 0.02% 3/6/15, LOC Bank of New York, New York, VRDN (a)	3,405	3,405
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.04% 3/6/15, LOC Fannie Mae, VRDN (a)	1,850	1,850
		29,145
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - 2.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.04% 3/2/15, VRDN (a)	$ 7,600	$ 7,600
(Oglethorpe Pwr. Corp. Proj.) Series 2010 A, 0.03% 3/6/15, LOC Bank of America NA, VRDN (a)	1,600	1,600
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.02% 3/6/15, LOC Bank of America NA, VRDN (a)	1,500	1,500
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.02% 3/6/15, LOC Branch Banking & Trust Co., VRDN (a)	2,300	2,300
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.02% 3/6/15 (Liquidity Facility Royal Bank of Canada), VRDN (a)	8,200	8,200
		21,200
Hawaii - 1.4%
Hawaii Gen. Oblig. Participating VRDN Series Putters 4007, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,665	4,665
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.02% 3/6/15, LOC Freddie Mac, VRDN (a)	2,300	2,300
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3391, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
		11,965
Illinois - 4.8%
Chicago Gen. Oblig. Series 2003 B, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)	600	600
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.02% 3/6/15, LOC Barclays Bank PLC, VRDN (a)	700	700
Chicago Wtr. Rev.:
Series 2004 A1, 0.02% 3/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,900	1,900
Series 2004 A2, 0.02% 3/6/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	1,800	1,800
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)	18,900	18,900
(Museum of Science & Industry Proj.) Series 2009 C, 0.03% 3/6/15, LOC PNC Bank NA, VRDN (a)	1,000	1,000
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (a)	2,200	2,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Spertus Institute of Jewish Studies Proj.) 0.03% 3/6/15, LOC Northern Trust Co., VRDN (a)	$ 3,400	$ 3,400
Participating VRDN Series MS 3332, 0.02% 3/6/15 (Liquidity Facility Cr. Suisse AG) (a)(c)	400	400
Series 2011 B, 0.02% 3/6/15, LOC PNC Bank NA, VRDN (a)	950	950
Illinois Gen. Oblig. Series 2003 B, 0.01% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)	1,500	1,500
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)	900	900
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.02% 3/6/15, LOC Freddie Mac, VRDN (a)	500	500
Univ. of Illinois Rev. (UIC South Campus Dev. Proj.) Series 2008, 0.01% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)	5,700	5,700
		40,450
Indiana - 2.2%
Dearborn County Econ. Dev. Rev. (Dearborn County Hosp. Proj.) Series 2006, 0.16% 3/6/15, LOC Fifth Third Bank, Cincinnati, VRDN (a)	2,000	2,000
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.02% 3/6/15 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	500	500
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.02% 3/6/15, LOC Mizuho Corporate Bank Ltd., VRDN (a)	700	700
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 H, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)	1,200	1,200
Indiana Fin. Auth. Hosp. Rev. (Indiana Univ. Health Obligated Group Proj.) Series 2011 E, 0.01% 3/6/15, LOC Bank of America NA, VRDN (a)	12,550	12,550
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.02% 3/6/15, LOC Bank of Nova Scotia, VRDN (a)	2,000	2,000
		18,950
Iowa - 0.7%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.06% 3/6/15, VRDN (a)	5,900	5,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - 1.1%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)	$ 1,200	$ 1,200
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (a)(c)	1,865	1,865
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.2% 3/6/15, VRDN (a)	1,250	1,250
Series 2010 B1, 0.19% 3/6/15, VRDN (a)	2,700	2,700
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.02% 3/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,000	1,000
Series 2010 B, 0.02% 3/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,500	1,500
		9,515
Maryland - 0.5%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.02% 3/6/15, LOC MUFG Union Bank NA, VRDN (a)	800	800
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.02% 3/6/15, LOC Bank of America NA, VRDN (a)	3,200	3,200
		4,000
Massachusetts - 0.1%
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (a)(c)	1,000	1,000
Michigan - 0.2%
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (a)(c)	1,300	1,300
Minnesota - 0.9%
Hennepin County Gen. Oblig. Series 2013 C, 0.02% 3/6/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	1,000	1,000
Minnesota Gen. Oblig. Participating VRDN Series Putters 3844 Q, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,860	6,860
		7,860
Mississippi - 0.7%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (New Process Steel, L.P. Proj.) Series 2010, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (a)	6,100	6,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Missouri - 1.2%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series EGL 07 0001, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (a)(c)	$ 8,000	$ 8,000
Saint Louis Indl. Dev. Auth. (Saint Luke's Plaza Apts. Proj.) Series 2009, 0.02% 3/6/15 (Liquidity Facility Freddie Mac), VRDN (a)	2,100	2,100
		10,100
Nebraska - 0.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2010 B, 0.02% 3/6/15 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	1,000	1,000
Nevada - 0.7%
Clark County Arpt. Rev. Series 2008 D3, 0.01% 3/6/15, LOC Bank of America NA, VRDN (a)	1,200	1,200
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (a)(c)	2,455	2,455
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)	700	700
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.01% 3/6/15, LOC MUFG Union Bank NA, VRDN (a)	1,500	1,500
		5,855
New Jersey - 0.2%
JPMorgan Chase NA Letter of Credit Participating VRDN Series Putters 4462, 0.04% 3/2/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,400	1,400
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.16% 3/6/15, VRDN (a)	300	300
		1,700
New York - 5.9%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.09% 3/6/15, LOC KeyBank NA, VRDN (a)	100	100
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (a)	12,725	12,725
New York City Gen. Oblig.:
Series 2004 H2 0.02% 3/6/15, LOC California Pub. Employees Retirement Sys., VRDN (a)	500	500
Series 2004 H3, 0.02% 3/6/15, LOC California Pub. Employees Retirement Sys., VRDN (a)	300	300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2011 A4, 0.02% 3/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	$ 1,000	$ 1,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2014 AA:
0.02% 3/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	800	800
0.02% 3/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,500	2,500
0.02% 3/2/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	2,200	2,200
Series 2015 BB3, 0.02% 3/6/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	600	600
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series Putters 3857, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Series ROC II R 14022, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (a)(c)	2,815	2,815
Series 2003 A2, 0.02% 3/2/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	1,100	1,100
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.01% 3/6/15, LOC Bank of America NA, VRDN (a)	4,300	4,300
Participating VRDN Series EGL 07 0003, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (a)(c)	15,000	15,000
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (a)	1,000	1,000
Series 2008 A, 0.01% 3/6/15, LOC Freddie Mac, VRDN (a)	600	600
New York Local Govt. Assistance Corp. Series 2008 B3V, 0.01% 3/6/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	800	800
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.) Series 2005 B, 0.02% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	500	500
		49,340
North Carolina - 2.7%
Charlotte Wtr. & Swr. Sys. Rev. Series 2002 C, 0.01% 3/6/15 (Liquidity Facility Bank of America NA), VRDN (a)	500	500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Greensboro Combined Enterprise Sys. Rev. Series 2014 A, 0.03% 3/6/15 (Liquidity Facility Bank of America NA), VRDN (a)	$ 500	$ 500
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 14 0050, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
Series EGL 14 0051:
0.03% 3/6/15 (Liquidity Facility Citibank NA) (a)(c)	3,000	3,000
0.03% 3/6/15 (Liquidity Facility Citibank NA) (a)(c)	5,000	5,000
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (a)(c)	9,900	9,900
		22,900
Ohio - 1.2%
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 0.05% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,360	4,360
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3558, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,330	5,330
		9,690
Pennsylvania - 4.4%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 B, 0.03% 3/6/15, LOC PNC Bank NA, VRDN (a)	900	900
Allegheny County Indl. Dev. Auth. Rev. (The Watson Institute Friendship Academy Proj.) Series 2010, 0.03% 3/6/15, LOC PNC Bank NA, VRDN (a)	3,635	3,635
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.03% 3/6/15, LOC PNC Bank NA, VRDN (a)	1,200	1,200
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.02% 3/6/15, LOC Manufacturers & Traders Trust Co., VRDN (a)	500	500
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.03% 3/6/15, LOC PNC Bank NA, VRDN (a)	2,000	2,000
Lackawanna Hotel Room Rental Tax Rev. Series 2013, 0.03% 3/6/15, LOC PNC Bank NA, VRDN (a)	9,200	9,200
Lancaster Indl. Dev. Auth. Rev. (United Zion Retirement Cmnty. Proj.) 0.25% 3/6/15, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,395	3,395
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Forge Gate Apts. Proj.) Series 2001 A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (a)	$ 4,990	$ 4,990
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 4014, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,500	3,500
Philadelphia Auth. for Indl. Dev. Rev. (The Franklin Institute Proj.) Series 2006, 0.02% 3/6/15, LOC Bank of America NA, VRDN (a)	2,655	2,655
Somerset County Gen. Oblig. Series 2009 A, 0.03% 3/6/15, LOC PNC Bank NA, VRDN (a)	3,440	3,440
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2011 A, 0.03% 3/6/15, LOC PNC Bank NA, VRDN (a)	1,700	1,700
		37,115
Rhode Island - 2.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.02% 3/6/15, LOC TD Banknorth, NA, VRDN (a)	500	500
(Rhode Island School of Design Proj.) Series 2008 B, 0.01% 3/6/15, LOC TD Banknorth, NA, VRDN (a)	17,295	17,295
		17,795
South Carolina - 3.4%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 42W, 0.04% 3/6/15 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,000	2,000
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.02% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	22,750	22,750
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.) 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
(Institute for Bus. and Home Safety Proj.) Series 2009, 0.02% 3/6/15, LOC Branch Banking & Trust Co., VRDN (a)	1,600	1,600
		28,350
Tennessee - 2.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.05% 3/6/15, LOC Bank of America NA, VRDN (a)	2,400	2,400
Series 2003, 0.02% 3/2/15, LOC Bank of America NA, VRDN (a)	900	900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.): - continued
Series 2004, 0.02% 3/2/15, LOC Bank of America NA, VRDN (a)	$ 1,100	$ 1,100
Series 2005, 0.02% 3/2/15, LOC Bank of America NA, VRDN (a)	5,305	5,305
Series 2008, 0.02% 3/2/15, LOC Bank of America NA, VRDN (a)	1,020	1,020
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.) Series 2011 A, 0.02% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	700	700
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.03% 3/6/15, LOC Bank of America NA, VRDN (a)	3,700	3,700
Series 2002, 0.02% 3/2/15, LOC Bank of America NA, VRDN (a)	1,600	1,600
Series 2006, 0.02% 3/2/15, LOC Bank of America NA, VRDN (a)	900	900
		17,625
Texas - 7.1%
Fort Bend Independent School District Participating VRDN Series PZ 124, 0.04% 3/6/15 (Liquidity Facility Wells Fargo & Co.) (a)(c)	10,415	10,415
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(YMCA of the Greater Houston Area Proj.) Series 2013 B, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)	1,945	1,945
Series 2014 D, 0.01% 3/6/15, VRDN (a)	1,200	1,200
Houston Util. Sys. Rev. Series 2004 B4, 0.01% 3/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,200	1,200
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.07% 3/6/15 (Liquidity Facility Deutsche Bank AG) (a)(c)	400	400
North East Texas Independent School District Participating VRDN Series Putters 2355, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,640	4,640
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2010 B, 0.09% 3/2/15, VRDN (a)	400	400
Series 2010 C, 0.09% 3/2/15, VRDN (a)	250	250
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series Putters 3344, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,215	3,215
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.02% 3/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	$ 265	$ 265
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2011 C, 0.02% 3/6/15, LOC Northern Trust Co., VRDN (a)	1,270	1,270
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.04% 3/6/15 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,500	1,500
Univ. of Texas Board of Regents Sys. Rev.:
Series 2007 B, 0.01% 3/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (a)	8,100	8,100
0.01% 3/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (a)	25,000	25,000
		59,800
Utah - 0.3%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (a)	1,000	1,000
Utah County Hosp. Rev. Participating VRDN Series BC 15 1U, 0.04% 3/6/15 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,850	1,850
		2,850
Virginia - 1.2%
Cap. Beltway Fdg. Corp. Toll Rev. (I-495 HOT Lanes Proj.) Series 2008 D, 0.01% 3/6/15, LOC Bank of Nova Scotia, VRDN (a)	4,300	4,300
Fairfax County Indl. Dev. Auth.:
(Inova Health Sys. Proj.) Series 2005 A2, 0.02% 3/6/15, VRDN (a)	1,000	1,000
Participating VRDN Series Putters 4254, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	500	500
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 F, 0.01% 3/6/15, VRDN (a)	700	700
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series PZ 161, 0.04% 3/6/15 (Liquidity Facility Wells Fargo & Co.) (a)(c)	3,860	3,860
		10,360
Washington - 1.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000	1,000
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (a)(c)	1,600	1,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.02% 3/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	$ 1,300	$ 1,300
Series GS 06 7T, 0.02% 3/6/15 (Liquidity Facility Wells Fargo & Co.) (a)(c)	2,790	2,790
Series ROC II R 11889, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (a)(c)	3,250	3,250
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series PT 4742, 0.02% 3/6/15 (Liquidity Facility Bank of America NA) (a)(c)	1,190	1,190
Series Putters 4480, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,775	1,775
		12,905
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.):
Series 2009 A, 0.01% 3/6/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	800	800
Series 2009 B, 0.02% 3/6/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	1,200	1,200
		2,000
Wisconsin - 0.4%
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 14065, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (a)(c)	3,200	3,200
Wyoming - 0.3%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.02% 3/6/15, LOC Wells Fargo Bank NA, VRDN (a)	2,600	2,600
TOTAL VARIABLE RATE DEMAND NOTE (Cost $533,895)		533,895
Other Municipal Debt - 27.6%

Arizona - 0.1%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.09% 3/18/15, CP	500	500
California - 2.7%
California Gen. Oblig. Bonds:
3% 10/1/15	4,250	4,321
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig. Bonds: - continued
4% 11/1/15	$ 3,430	$ 3,519
Kern County Gen. Oblig. TRAN 0.5% 6/30/15	9,600	9,612
Los Angeles County Gen. Oblig. TRAN 1.5% 6/30/15	4,600	4,621
San Bernardino County Gen. Oblig. TRAN 2% 6/30/15	600	604
		22,677
Colorado - 0.7%
Colorado Ed. Ln. Prog. TRAN Series 2014 B, 1.75% 6/29/15	4,900	4,927
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2015 C, 0.1%, tender 9/25/15 (a)	900	900
		5,827
Connecticut - 0.4%
Connecticut Gen. Oblig. Bonds Series 2014 C, 2% 6/15/15	1,400	1,408
Hartford County Metropolitan District Gen. Oblig. BAN 1% 3/23/15	2,030	2,031
		3,439
Delaware - 0.4%
Delaware Gen. Oblig. Bonds 5% 3/1/15	3,000	3,000
District Of Columbia - 0.4%
District of Columbia Rev. Bonds Series 2000, 0.07% tender 3/2/15, LOC JPMorgan Chase Bank, CP mode	1,900	1,900
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.08% 3/5/15, LOC JPMorgan Chase Bank, CP	1,100	1,100
0.09% 4/6/15, LOC JPMorgan Chase Bank, CP	500	500
		3,500
Florida - 1.3%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. & Clinics, Inc. Proj.) Series 2008 A, 0.07% tender 6/9/15, LOC Bank of America NA, CP mode	600	600
Florida Board of Ed. Lottery Rev. Bonds Series 2011 A, 5% 7/1/15	880	894
Florida Local Govt. Fin. Cmnty.:
Series 2011 A, 0.05% 3/9/15, LOC JPMorgan Chase Bank, CP	856	856
Series 2011 A1, 0.06% 4/1/15, LOC JPMorgan Chase Bank, CP	600	600
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.05% 4/2/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	400	400
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Cap. Impt. Prog. Rev. Series A: - continued
0.07% 4/30/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	$ 500	$ 500
0.07% 6/4/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	600	600
0.08% 3/12/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	800	800
Jacksonville Gen. Oblig. Series 2004 A, 0.08% 3/5/15, LOC Barclays Bank PLC, CP	900	900
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 23, 5% 10/1/15	1,200	1,234
Pinellas County School District TAN 0.75% 6/30/15	1,800	1,804
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds Series 2014 A1, 0.1%, tender 9/25/15 (a)	600	600
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.1%, tender 9/25/15 (a)	1,000	1,000
		10,788
Georgia - 0.3%
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Gen. Resolution Proj.) Series 1985 A, 0.08% tender 3/9/15, LOC Barclays Bank PLC, CP mode	1,400	1,400
Series B, 0.04% 4/1/15, LOC TD Banknorth, NA, CP	1,200	1,200
		2,600
Illinois - 1.5%
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Bonds Series Solar 06 75, 0.09%, tender 5/21/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	3,200	3,200
Illinois Fin. Auth. Ed. Rev. Series L:
0.07% 6/3/15, LOC PNC Bank NA, CP	700	700
0.09% 5/6/15, LOC PNC Bank NA, CP	800	800
Illinois Fin. Auth. Rev. Bonds:
(Hosp. Sister Svcs. Proj.):
Series 2012 H:
0.05% tender 4/2/15, CP mode	500	500
0.06% tender 5/18/15, CP mode	300	300
0.07% tender 6/3/15, CP mode	500	500
Series 2012 I, 0.08% tender 4/7/15, CP mode	400	400
Series 2012 I, 0.07% tender 6/16/15, CP mode	400	400
Series 2012 l, 0.06% tender 5/18/15, CP mode	500	500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012 A:
5% 6/15/15	$ 2,100	$ 2,129
5% 12/15/15	2,770	2,874
		12,303
Indiana - 0.5%
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 D2:
0.07% tender 3/10/15, CP mode	2,600	2,600
0.08% tender 4/1/15, CP mode	1,000	1,000
Indianapolis Gas Util. Sys. Rev. 0.09% 5/4/15, LOC JPMorgan Chase Bank, CP	1,000	1,000
		4,600
Kansas - 0.7%
Wichita Gen. Oblig. BAN 0.25% 10/15/15	6,000	6,000
Maryland - 2.2%
Baltimore County Gen. Oblig.:
0.04% 4/2/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,300	1,300
0.05% 3/4/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,000	1,000
0.05% 3/4/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	600	600
0.06% 5/5/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,000	1,000
Maryland Gen. Oblig. Bonds Series 2003 A, 5.25% 3/1/15	1,620	1,620
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.08%, tender 6/1/15 (a)	1,200	1,200
Prince Georges County Gen. Oblig. Bonds Series 2014 B, 5% 12/1/15	11,265	11,674
		18,394
Massachusetts - 0.5%
Massachusetts Health & Edl. Facilities Auth. Rev. Series EE, 0.04% 4/6/15, CP	500	500
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.25% tender 3/3/15, CP mode	300	300
0.25% tender 3/6/15, CP mode	600	600
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.): - continued
Series 1992:
0.25% tender 3/12/15, CP mode	$ 2,400	$ 2,400
Series 1993 B, 0.35% tender 4/9/15, CP mode	700	700
		4,500
Michigan - 0.9%
Michigan Bldg. Auth. Rev. 0.09% 5/21/15, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	2,700	2,700
Michigan Fin. Auth. Rev. Bonds Series 2013 M1, 0.08%, tender 6/1/15 (a)	400	400
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C:
0.03% tender 3/9/15, CP mode	500	500
0.03% tender 3/10/15, CP mode	1,000	1,000
0.04% tender 4/2/15, CP mode	500	500
0.06% tender 6/18/15, CP mode	800	800
Univ. of Michigan Rev.:
Bonds Series 2009 B, 0.05% tender 5/5/15, CP mode	600	600
Series J1:
0.03% 3/4/15, CP	400	400
0.04% 4/6/15, CP	500	500
		7,400
Minnesota - 0.2%
Univ. of Minnesota Rev. Series 2005 A:
0.04% 3/3/15, CP	700	700
0.04% 4/2/15, CP	500	500
0.06% 5/18/15, CP	300	300
		1,500
Missouri - 0.1%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Bonds (BJC Health Sys. Proj.) Series 2013 C, 0.09%, tender 9/25/15 (a)	500	500
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev. Series A:
0.04% 3/16/15, CP	500	500
0.04% 3/19/15, CP	500	500
0.07% 3/2/15, CP	500	500
		1,500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Nevada - 0.1%
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 2006 B, 0.12% 6/4/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	$ 700	$ 700
New Jersey - 1.4%
Hamilton Township Mercer County BAN Series 2014 B, 1% 6/11/15	600	601
JPMorgan Chase:
Bonds:
Series Putters 4465, 0.1%, tender 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(e)	4,500	4,500
Series Putters 4466, 0.13%, tender 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(e)	3,440	3,440
NA Letter of Credit Bonds:
Series Putters 4460, 0.12%, tender 4/2/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(e)	2,100	2,100
Series Putters 4461, 0.07%, tender 4/23/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(e)	900	900
		11,541
New York - 0.8%
JPMorgan Chase Bonds Series Putters 4410, 0.07%, tender 4/23/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(e)	795	795
New York City Transitional Fin. Auth. Rev. Bonds Series 2013 D, 5% 11/1/15	3,060	3,159
New York Metropolitan Trans. Auth. Rev.:
Series 2B, 0.04% 4/9/15, LOC Barclays Bank PLC, CP	1,500	1,500
Series 2D:
0.07% 3/10/15, LOC Citibank NA, CP	500	500
0.07% 6/5/15, LOC Citibank NA, CP	1,000	1,000
		6,954
North Carolina - 0.4%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Bonds:
Series 2005 A, 5% 1/1/16	1,000	1,040
Series 2009 B, 5% 1/1/16	250	260
North Carolina Gen. Oblig. Bonds Series 2005 B, 5% 4/1/15	2,200	2,209
		3,509
Ohio - 0.3%
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.08% tender 7/7/15, CP mode	700	700
0.1% tender 5/6/15, CP mode	400	400
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.): - continued
Series 2008 B5:
0.1% tender 6/3/15, CP mode	$ 600	$ 600
Series 2008 B6:
0.1% tender 3/5/15, CP mode	400	400
0.1% tender 4/6/15, CP mode	700	700
		2,800
Oregon - 1.3%
Oregon Gen. Oblig.:
Bonds Series WF11 57 C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(e)	1,000	1,000
TAN Series 2014 A, 2% 6/15/15	5,000	5,027
Portland Swr. Sys. Rev. Bonds Series 2014 B, 5% 10/1/15	4,460	4,587
		10,614
Pennsylvania - 0.4%
Pennsylvania Gen. Oblig. Bonds Series 2012, 5% 6/1/15	3,200	3,239
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN Series 2014, 2% 7/22/15	400	403
		3,642
Tennessee - 0.1%
Memphis Elec. Sys. Rev. Bonds Series 2010, 5% 12/1/15	1,000	1,036
Texas - 7.7%
Austin Elec. Util. Sys. Rev. Series A, 0.08% 4/2/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,400	1,400
Brownsville Util. Sys. Rev. Series A, 0.1% 8/10/15, LOC Bank of Montreal Chicago CD Prog., CP	300	300
Harris County Gen. Oblig.:
Series A1, 0.08% 4/1/15 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	700	700
0.1% 3/18/15 (Liquidity Facility JPMorgan Chase Bank), CP	600	600
Harris County Metropolitan Trans. Auth. Series A1:
0.08% 3/5/15 (Liquidity Facility JPMorgan Chase Bank), CP	1,800	1,800
0.12% 6/10/15 (Liquidity Facility JPMorgan Chase Bank), CP	800	800
0.13% 6/15/15 (Liquidity Facility JPMorgan Chase Bank), CP	600	600
Houston Util. Sys. Rev. Bonds Series 2012 D, 3% 11/15/15	1,000	1,020
Lower Colorado River Auth. Rev.:
Series A:
0.04% 3/18/15, LOC JPMorgan Chase Bank, CP	600	600
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev.: - continued
Series A:
0.05% 3/4/15, LOC JPMorgan Chase Bank, CP	$ 1,000	$ 1,000
0.04% 4/8/15, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,600	3,600
North Texas Tollway Auth. Rev. Bonds Series 2009 D:
0.05% tender 4/7/15, LOC JPMorgan Chase Bank, CP mode	600	600
0.05% tender 4/8/15, LOC JPMorgan Chase Bank, CP mode	900	900
Round Rock Independent School District Bonds Series 2005, 5% 8/1/15 (Permanent School Fund of Texas Guaranteed)	945	964
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.) Series 2013 B, 0.11%, tender 9/25/15 (a)	400	400
Texas A&M Univ. Rev. Series 1993 B, 0.09% 3/6/15, CP	500	500
Texas Gen. Oblig. TRAN Series 2014, 1.5% 8/31/15	38,800	39,066
Texas Muni. Pwr. Agcy. Rev. Series 2005, 0.05% 4/9/15, LOC Barclays Bank PLC, CP	600	600
Texas Pub. Fin. Auth. Rev. Bonds Series 2010 A, 5% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	2,000	2,080
Univ. of Texas Board of Regents Sys. Rev.:
Series 2002 A:
0.04% 3/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500	500
0.04% 3/3/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500	500
0.04% 3/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500	500
0.04% 4/7/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500	500
0.06% 5/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	400	400
0.06% 5/15/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500	500
0.06% 6/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500	500
0.08% 4/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	300	300
0.08% 4/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500	500
0.08% 4/7/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500	500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev.: - continued
Series 2002 A:
0.08% 8/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	$ 500	$ 500
0.08% 8/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500	500
0.08% 8/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500	500
0.08% 8/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	400	400
0.09% 3/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	400	400
Series A, 0.03% 3/16/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500	500
		65,030
Utah - 0.1%
Utah Gen. Oblig. Bonds Series 2009 C, 5% 7/1/15	1,185	1,204
Vermont - 0.6%
Vermont Econ. Dev. Auth. Rev. Series B, 0.07% 5/7/15, LOC JPMorgan Chase Bank, CP	5,100	5,100
Virginia - 0.3%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.1%, tender 9/25/15 (a)	1,100	1,100
Norfolk Econ. Dev. Auth. Rev. 0.09% 3/18/15, CP	1,500	1,500
		2,600
Washington - 0.1%
Washington Gen. Oblig. Bonds Series 2006 RA, 5% 7/1/15	1,250	1,270
Wisconsin - 0.9%
Milwaukee Gen. Oblig. Bonds Series 2014 N2, 5% 4/1/15	500	502
Wisconsin Gen. Oblig.:
Bonds Series 2005 1, 5% 5/1/15	1,400	1,411
Series 2006 A:
0.04% 4/2/15 (Liquidity Facility Bank of New York, New York), CP	400	400
0.04% 4/2/15 (Liquidity Facility Bank of New York, New York), CP	500	500
Series 2013 A:
0.04% 4/2/15 (Liquidity Facility Bank of New York, New York), CP	600	600
0.09% 4/6/15 (Liquidity Facility Bank of New York, New York), CP	1,200	1,200
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Bonds:
Series 2013 B, 0.08%, tender 9/25/15 (a)	$ 455	$ 455
Series 2014 B1, 0.1%, tender 9/25/15 (a)	500	500
Wisconsin Trans. Rev.:
Series 1997 A, 0.09% 3/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	800	800
Series 2006 A, 0.08% 4/1/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	700	700
Series 2013 A, 0.09% 6/2/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	300	300
		7,368
TOTAL OTHER MUNICIPAL DEBT (Cost $232,396)		232,396
Investment Company - 8.6%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.02% (b)(d) (Cost $72,164)	72,164,000	72,164
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $838,455)		838,455
NET OTHER ASSETS (LIABILITIES) - 0.4%		3,445
NET ASSETS - 100%		$ 841,900
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Provides evidence of ownership in one or more underlying municipal bonds.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,935,000 or 1.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Bonds Series Solar 06 75, 0.09%, tender 5/21/15 (Liquidity Facility U.S. Bank NA, Cincinnati)	11/21/13	$ 3,200
JPMorgan Chase Bonds Series Putters 4410, 0.07%, tender 4/23/15 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$ 795
JPMorgan Chase Bonds Series Putters 4465, 0.1%, tender 5/7/15 (Liquidity Facility JPMorgan Chase Bank)	7/17/14	$ 4,500
JPMorgan Chase Bonds Series Putters 4466, 0.13%, tender 5/7/15 (Liquidity Facility JPMorgan Chase Bank)	7/17/14 - 12/10/14	$ 3,440
Security	Acquisition Date	Cost (000s)
JPMorgan Chase NA Letter of Credit Bonds Series Putters 4460, 0.12%, tender 4/2/15 (Liquidity Facility JPMorgan Chase Bank)	7/10/14	$ 2,100
JPMorgan Chase NA Letter of Credit Bonds Series Putters 4461, 0.07%, tender 3/5/15 (Liquidity Facility JPMorgan Chase Bank)	7/10/14	$ 900
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$ 1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 11
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $766,291)	$ 766,291
Fidelity Central Funds (cost $72,164)	72,164
Total Investments (cost $838,455)		$ 838,455
Cash		2,829
Receivable for fund shares sold		607
Interest receivable		1,332
Distributions receivable from Fidelity Central Funds		1
Receivable from investment adviser for expense reductions		88
Other receivables		5
Total assets		843,317

Liabilities
Payable for investments purchased	$ 1,000
Payable for fund shares redeemed	298
Distributions payable	1
Accrued management fee	117
Other affiliated payables	1
Total liabilities		1,417

Net Assets		$ 841,900
Net Assets consist of:
Paid in capital		$ 842,674
Accumulated undistributed net realized gain (loss) on investments		(774)
Net Assets, for 841,000 shares outstanding		$ 841,900
Net Asset Value, offering price and redemption price per share ($841,900 ÷ 841,000 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended February 28, 2015 (Unaudited)

Investment Income
Interest		$ 261
Income from Fidelity Central Funds		11
Total income		272

Expenses
Management fee	$ 1,840
Independent trustee's compensation	2
Total expenses before reductions	1,842
Expense reductions	(1,612)	230
Net investment income (loss)		42
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(21)
Capital gain distributions from Fidelity Central Funds	4
Total net realized gain (loss)		(17)
Net increase in net assets resulting from operations		$ 25

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42	$ 90
Net realized gain (loss)	(17)	15
Net increase in net assets resulting from operations	25	105
Distributions to shareholders from net investment income	(42)	(92)
Distributions to shareholders from net realized gain	(810)	(181)
Total distributions	(852)	(273)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	118,038	206,878
Reinvestment of distributions	791	255
Cost of shares redeemed	(142,658)	(316,493)
Net increase (decrease) in net assets and shares resulting from share transactions	(23,829)	(109,360)
Total increase (decrease) in net assets	(24,656)	(109,528)

Net Assets
Beginning of period	866,556	976,084
End of period	$ 841,900	$ 866,556

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) F	-	-	-	-	-	-
Net realized and unrealized gain (loss)	.001 G	- F	- F	- F	- F	- F
Total from investment operations	.001	- F	- F	- F	- F	- F
Distributions from net investment income F	-	-	-	-	-	-
Distributions from net realized gain	(.001)	- F	-	- F	- F	- F
Total distributions	(.001)	- F	- F	- F	- F	- F
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.10%	.03%	.01%	.01%	.02%	.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.43%A	.43%	.43%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.06%A	.09%	.15%	.17%	.27%	.29%
Expenses net of all reductions	.05%A	.09%	.15%	.17%	.27%	.29%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 842	$ 867	$ 976	$ 1,136	$ 1,337	$ 1,747

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® AMT Tax-Free Money Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. In January 2015 the Board of Trustees approved to close the Fund to new accounts with certain exceptions effective April 24, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities	$ -

Tax cost	$ 838,455

The Fund intends to elect to defer to its next fiscal year $10 of capital losses recognized during the period November 1, 2013 to August 31, 2014.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Money Market Fund's financial statements and related disclosures.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .43% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

5. Expense Reductions.

The investment adviser voluntarily agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .33% of average net assets. Some expenses, for example interest expense, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $439.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of ..01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $1,166.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $7.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Proposed Reorganization.

The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Tax-Exempt Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for corresponding shares of Tax-Exempt Fund equal in value to the net assets of the Fund on the day the reorganization is effective. The reorganization does not require shareholder approval and is expected to become effective on or about May 15, 2015. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity AMT Tax-Free Money Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Fidelity AMT Tax-Free Money Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2013. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Japan) Limited

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SMM-USAN-0415
1.790945.111

Fidelity®

Arizona Municipal

Income Fund

and

Fidelity
Arizona Municipal
Money Market Fund

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Arizona Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months, and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Fidelity Arizona Municipal Income Fund	.55%
Actual		$ 1,000.00	$ 1,027.00	$ 2.76
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76
Fidelity Arizona Municipal Money Market Fund	.05%
Actual		$ 1,000.00	$ 1,000.05	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Arizona Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	22.9	21.2
Health Care	19.1	21.1
Education	14.8	14.8
Special Tax	11.3	11.7
Water & Sewer	11.0	8.9
Weighted Average Maturity as of February 28, 2015
		6 months ago
Years	6.2	6.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	6.3	6.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
AAA 2.3%	AAA 0.0%
AA,A 81.2%	AA,A 82.0%
BBB 12.5%	BBB 13.1%
Not Rated 2.8%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 1.2%	Short-Term Investments and Net Other Assets 4.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.8%
	Principal Amount	Value
Arizona - 97.9%
Arizona Board of Regents Arizona State Univ. Rev.:
(Polytechnic Campus Proj.) Series 2008 C:
5.75% 7/1/22	$ 1,500,000	$ 1,724,430
5.75% 7/1/23	250,000	287,318
Series 2012 A, 5% 7/1/26	1,000,000	1,164,170
Arizona Board of Regents Ctfs. of Prtn.:
(Arizona Biomedical Research Collaborative Bldg. Proj.) Series 2006, 5% 6/1/19 (AMBAC Insured)	1,140,000	1,199,462
(Univ. of Arizona Projs.):
Series 2006 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,052,290
Series 2012 C, 5% 6/1/26	3,035,000	3,517,201
Arizona Ctfs. of Prtn.:
Series 2008 A, 5% 9/1/20 (FSA Insured)	1,640,000	1,805,788
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,599,150
Series 2013 A, 5% 10/1/25	1,870,000	2,165,610
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,350,874
5% 7/1/32	470,000	493,655
Arizona Health Facilities Auth. Hosp. Sys. Rev.:
(Phoenix Children's Hosp. Proj.) Series 2012 A, 5% 2/1/42	1,000,000	1,081,110
Series 2012 A, 5% 2/1/23	1,285,000	1,501,844
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,076,880
Series 2007 B, 0.967% 1/1/37 (c)	1,000,000	890,040
Series 2008 A, 5.25% 1/1/31	1,000,000	1,093,720
Series 2008 D:
5.375% 1/1/32	1,005,000	1,101,751
5.5% 1/1/38	100,000	109,882
6% 1/1/27	1,000,000	1,125,470
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	2,000,000	2,365,300
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,100,660
Series 2012 A, 5% 1/1/43	3,500,000	3,926,685
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	1,000,000	1,147,360
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,000,000	1,169,420
Arizona Trans. Board Excise Tax Rev. Series 2014, 5% 7/1/25	1,000,000	1,231,070
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Arizona Trans. Board Hwy. Rev. Series 2011 A, 5.25% 7/1/26	$ 1,250,000	$ 1,505,863
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series A, 5% 10/1/28	2,000,000	2,421,480
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	560,000
Chandler Gen. Oblig. Series 2014, 5% 7/1/26	1,000,000	1,232,020
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,459,050
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,163,779
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,336,205
Dysart Unified School District #89 Gen. Oblig. Series 2014:
5% 7/1/23	700,000	847,742
5% 7/1/27	1,300,000	1,542,632
Glendale Gen. Oblig. Series 2015, 5% 7/1/22 (FSA Insured) (b)	1,000,000	1,183,990
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,132,340
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19 (Pre-Refunded to 12/1/15 @ 100)	1,040,000	1,078,584
Series 2005, 5% 12/1/35 (Pre-Refunded to 12/1/15 @ 100)	1,000,000	1,035,250
Series 2007:
5% 12/1/27 (Pre-Refunded to 12/1/17 @ 100)	1,000,000	1,114,820
5% 12/1/32 (Pre-Refunded to 12/1/17 @ 100)	1,000,000	1,114,820
Glendale Sr. Excise Tax Rev. Series 2015 A, 5% 7/1/28 (b)	1,000,000	1,173,500
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,712,530
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,154,560
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,836,610
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.):
Series 2007 A, 5.25% 7/1/32	1,000,000	1,078,900
Series 2009 A, 6% 7/1/39	1,000,000	1,165,810
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	1,041,840
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	6,000,000	6,751,258
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
1% 7/1/28 (a)	$ 690,000	$ 770,847
1% 7/1/29 (a)	480,000	543,734
1% 7/1/30 (a)	400,000	451,556
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	1,097,710
Mesa Util. Sys. Rev. Series 2006, 5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,238,670
Northern Ariz Univ. Ctfs. of Prtn. (Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,162,420
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	860,000	956,681
5% 6/1/41	1,250,000	1,371,875
Series 2013, 5% 8/1/27	1,000,000	1,171,950
5% 6/1/21 (AMBAC Insured)	1,085,000	1,182,216
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2008 A, 5% 7/1/33	1,000,000	1,109,300
Series 2013:
5% 7/1/26 (d)	1,100,000	1,283,887
5% 7/1/29 (d)	500,000	570,005
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,570,180
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series 2005 A, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	550,000	558,245
Series 2007 A, 5% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,369,163
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2007, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,098,010
Phoenix Gen. Oblig. Series 2014, 4% 7/1/26	2,000,000	2,282,040
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (d)	380,000	438,539
5% 7/1/27 (d)	400,000	453,368
Pima County Ctfs. of Prtn.:
(Justice Bldg. Proj.) Series 2007 A:
5% 7/1/19 (AMBAC Insured)	650,000	707,551
5% 7/1/21 (AMBAC Insured)	910,000	990,135
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Pima County Ctfs. of Prtn.: - continued
Series 2013 A, 5% 12/1/22	$ 1,000,000	$ 1,188,880
Series 2014, 5% 12/1/27	1,745,000	2,024,636
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/22	1,635,000	1,937,818
5% 7/1/25	1,000,000	1,180,640
Series 2012 A:
5% 7/1/25	1,600,000	1,902,704
5% 7/1/26	1,000,000	1,182,500
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,092,410
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,116,880
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B, 5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	937,813
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,230,109
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2008 A:
5% 1/1/24	1,075,000	1,194,142
5% 1/1/33	1,000,000	1,095,560
5% 1/1/38	2,400,000	2,616,792
Series 2009 A, 5% 1/1/26	1,950,000	2,216,780
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	1,500,000	1,727,445
5.5% 12/1/29	3,000,000	3,655,140
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	420,000	467,863
Series 2008 A, 5% 9/1/23	355,000	396,986
Sedona Excise Tax Rev. Series 2005, 5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,015,050
Tempe Excise Tax Rev. Series 2012, 5% 7/1/25	1,090,000	1,306,005
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	60,000	65,362
Tucson Ctfs. of Prtn.:
Series 2006 A, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,220,129
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Tucson Ctfs. of Prtn.: - continued
Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,089,750
Series 2014:
4% 7/1/20 (FSA Insured)	500,000	557,220
5% 7/1/28 (FSA Insured)	1,000,000	1,174,930
Tucson Wtr. Rev.:
5% 7/1/27	1,000,000	1,213,040
5% 7/1/28	2,000,000	2,406,020
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2005, 5% 7/1/16	570,000	577,091
Series 2011, 6% 7/1/39	2,235,000	2,651,112
5.625% 7/1/36	1,000,000	1,214,240
Univ. of Arizona Univ. Revs.:
Series 2008 A, 5% 6/1/22	1,315,000	1,473,826
Series 2009 A, 5% 6/1/39	1,000,000	1,123,120
Series 2012 A, 5% 6/1/37	2,225,000	2,500,299
Series 2014, 5% 8/1/28	1,000,000	1,177,210
Yavapai County Indl. Dev. Auth.:
(Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,166,690
Series 2012 A, 5.25% 8/1/33	2,000,000	2,234,440
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,306,220
		152,939,657
Guam - 0.7%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (d)	300,000	331,626
6.375% 10/1/43 (d)	200,000	238,450
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	478,168
		1,048,244
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	$ 300,000	$ 334,713
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $144,163,726)	154,322,614
NET OTHER ASSETS (LIABILITIES) - 1.2%	1,804,427
NET ASSETS - 100%	$ 156,127,041
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	22.9%
Health Care	19.1%
Education	14.8%
Special Tax	11.3%
Water & Sewer	11.0%
Electric Utilities	10.0%
Others* (Individually Less Than 5%)	10.9%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $144,163,726)		$ 154,322,614
Cash		2,696,561
Receivable for fund shares sold		383,028
Interest receivable		1,402,038
Other receivables		1,989
Total assets		158,806,230

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 2,405,700
Payable for fund shares redeemed	76,700
Distributions payable	125,714
Accrued management fee	71,064
Other payables and accrued expenses	11
Total liabilities		2,679,189

Net Assets		$ 156,127,041
Net Assets consist of:
Paid in capital		$ 145,853,398
Undistributed net investment income		65,030
Accumulated undistributed net realized gain (loss) on investments		49,725
Net unrealized appreciation (depreciation) on investments		10,158,888
Net Assets, for 12,752,870 shares outstanding		$ 156,127,041
Net Asset Value, offering price and redemption price per share ($156,127,041 ÷ 12,752,870 shares)		$ 12.24

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended February 28, 2015 (Unaudited)

Investment Income
Interest		$ 2,733,306

Expenses
Management fee	$ 414,046
Independent trustees' compensation	321
Miscellaneous	100
Total expenses before reductions	414,467
Expense reductions	(1,205)	413,262
Net investment income (loss)		2,320,044
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		64,566
Change in net unrealized appreciation (depreciation) on investment securities		1,630,892
Net gain (loss)		1,695,458
Net increase (decrease) in net assets resulting from operations		$ 4,015,502

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,320,044	$ 4,834,377
Net realized gain (loss)	64,566	515,340
Change in net unrealized appreciation (depreciation)	1,630,892	9,853,367
Net increase (decrease) in net assets resulting from operations	4,015,502	15,203,084
Distributions to shareholders from net investment income	(2,313,446)	(4,818,486)
Distributions to shareholders from net realized gain	(97,580)	(384,484)
Total distributions	(2,411,026)	(5,202,970)
Share transactions Proceeds from sales of shares	15,604,940	24,985,147
Reinvestment of distributions	1,549,636	3,308,880
Cost of shares redeemed	(8,416,488)	(48,563,480)
Net increase (decrease) in net assets resulting from share transactions	8,738,088	(20,269,453)
Redemption fees	106	4,678
Total increase (decrease) in net assets	10,342,670	(10,264,661)

Net Assets
Beginning of period	145,784,371	156,049,032
End of period (including undistributed net investment income of $65,030 and undistributed net investment income of $58,432, respectively)	$ 156,127,041	$ 145,784,371
Other Information Shares
Sold	1,277,167	2,145,415
Issued in reinvestment of distributions	126,898	281,835
Redeemed	(688,837)	(4,189,157)
Net increase (decrease)	715,228	(1,761,907)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.11	$ 11.31	$ 12.19	$ 11.55	$ 11.76	$ 11.12
Income from Investment Operations
Net investment income (loss) D	.188	.399	.382	.413	.420	.416
Net realized and unrealized gain (loss)	.137	.831	(.855)	.641	(.210)	.639
Total from investment operations	.325	1.230	(.473)	1.054	.210	1.055
Distributions from net investment income	(.187)	(.398)	(.382)	(.412)	(.420)	(.416)
Distributions from net realized gain	(.008)	(.032)	(.025)	(.002)	-	-
Total distributions	(.195)	(.430)	(.407)	(.414)	(.420)	(.416)
Redemption fees added to paid in capital D	- F	- F	- F	- F	- F	.001
Net asset value, end of period	$ 12.24	$ 12.11	$ 11.31	$ 12.19	$ 11.55	$ 11.76
Total ReturnB, C	2.70%	11.06%	(4.03)%	9.26%	1.92%	9.69%
Ratios to Average Net Assets E
Expenses before reductions	.55%A	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%A	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55%A	.55%	.55%	.55%	.55%	.55%
Net investment income (loss)	3.11% A	3.40%	3.16%	3.47%	3.71%	3.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 156,127	$ 145,784	$ 156,049	$ 183,907	$ 160,378	$ 184,201
Portfolio turnover rate	5% A	8%	20%	12%	10%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 2/28/15	% of fund's investments 8/31/14	% of fund's investments 2/28/14
1 - 7	80.9	84.0	78.2
8 - 30	2.6	0.8	5.2
31 - 60	3.1	4.1	2.0
61 - 90	0.0	2.5	2.0
91 - 180	12.4	2.9	10.9
> 180	1.0	5.7	1.7
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	2/28/15	8/31/14	2/28/14
Fidelity Arizona Municipal Money Market Fund	24 Days	29 Days	25 Days
All Tax-Free Money Market Funds Average*	32 Days	38 Days	31 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	2/28/15	8/31/14	2/28/14
Fidelity Arizona Municipal Money Market Fund	24 Days	29 Days	25 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Investment Changes (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
Variable Rate Demand Notes (VRDNs) 69.0%	Variable Rate Demand Notes (VRDNs) 66.3%
Other Municipal Debt 19.8%	Other Municipal Debt 18.5%
Investment Companies 9.4%	Investment Companies 14.9%
Net Other Assets (Liabilities) 1.8%	Net Other Assets (Liabilities) 0.3%

Current and Historical Seven-Day Yields

	2/28/15	11/30/14	8/31/14	05/31/14	2/28/14
Fidelity Arizona Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/ or waivers the yield for the period ending February 28, 2015, the most recent period shown in the table, would have been -0.49%.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 69.0%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.23% 3/6/15, VRDN (a)(d)	$ 200,000	$ 200,000
Arizona - 67.0%
Arizona Board of Regents Arizona State Univ. Rev.:
Participating VRDN Series 33 85X, 0.03% 3/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	6,665,000	6,665,000
Series 2008 B, 0.01% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)	9,875,000	9,875,000
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 E, 0.02% 3/6/15, LOC Bank of America NA, VRDN (a)	6,400,000	6,400,000
Series 2008 F, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)	4,300,000	4,300,000
Series 2008 G, 0.02% 3/6/15, LOC Wells Fargo Bank NA, VRDN (a)	36,285,000	36,284,998
(Catholic Healthcare West Proj.):
Series 2005 B, 0.03% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)	12,160,000	12,160,000
Series 2008 B, 0.02% 3/6/15, LOC PNC Bank NA, VRDN (a)	14,000,000	14,000,000
Series 2009 F, 0.02% 3/6/15, LOC Mizuho Corporate Bank Ltd., VRDN (a)	24,200,000	24,200,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.07% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	3,645,000	3,645,000
BB&T Muni. Trust Participating VRDN Series BBT 08 09, 0.03% 3/6/15 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,970,000	6,970,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.15% 3/6/15, LOC Bank of America NA, VRDN (a)(d)	730,000	730,000
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.02% 3/6/15 (Liquidity Facility Wells Fargo & Co.) (a)(e)	1,530,000	1,530,000
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.03% 3/2/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	11,700,000	11,700,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.03% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	7,200,000	7,200,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	2,139,675	2,139,675
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Ranchwood Apts. Proj.) Series 2001 A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	$ 1,400,000	$ 1,400,000
(San Angelin Apts. Proj.) Series 2004, 0.04% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	1,300,000	1,300,000
(San Martin Apts. Proj.) Series A1, 0.04% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	6,000,000	6,000,000
(San Remo Apts. Proj.) Series 2002, 0.04% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	8,675,000	8,675,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.06% 3/6/15, LOC Freddie Mac, VRDN (a)(d)	12,440,000	12,440,000
(Village Square Apts. Proj.) Series 2004, 0.06% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev.:
(Clayton Homes, Inc. Proj.) Series 1998, 0.08% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	1,000,000	1,000,000
(Valley of the Sun YMCA Proj.) Series 2008, 0.04% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,900,000	5,900,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.25% 3/6/15, VRDN (a)	2,100,000	2,100,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (a)(e)	7,250,000	7,250,000
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.02% 3/6/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	4,600,000	4,600,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000,000	4,000,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.02% 3/6/15 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	10,780,000	10,780,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.02% 3/6/15, LOC Freddie Mac, VRDN (a)	6,800,000	6,800,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)	600,000	600,000
(Independent Newspaper, Inc. Proj.) Series 2000, 0.18% 3/6/15, LOC Wells Fargo Bank NA, VRDN (a)(d)	595,000	595,000
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.05% 3/6/15, LOC Wells Fargo Bank NA, VRDN (a)	9,600,000	9,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - continued
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	$ 5,525,000	$ 5,525,000
Series A, 0.045% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	3,200,000	3,200,000
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.04% 3/6/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	3,060,000	3,060,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.04% 3/6/15 (Liquidity Facility Barclays Bank PLC) (a)(e)	5,000,000	5,000,000
Series EGL 06 14 Class A, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (a)(e)	1,300,000	1,300,000
Series MS 3078, 0.02% 3/6/15 (Liquidity Facility Cr. Suisse AG) (a)(e)	1,500,000	1,500,000
Series ROC II R 11980 X, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (a)(e)	700,000	700,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.02% 3/6/15 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	10,950,000	10,950,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.03% 3/6/15, LOC Bank of America NA, VRDN (a)	11,950,000	11,950,000
Tucson Indl. Dev. Auth. Multi-family Hsg. Rev. (Family Hsg. Resources Proj.) Series 2002 A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)	3,800,000	3,800,000
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.03% 3/6/15, LOC Wells Fargo Bank NA, VRDN (a)	3,800,000	3,800,000
		282,624,673
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.08% 3/2/15, VRDN (a)(d)	100,000	100,000
Series 1988, 0.08% 3/2/15, VRDN (a)(d)	300,000	300,000
Series 1994, 0.08% 3/2/15, VRDN (a)(d)	200,000	200,000
Series 1999 A, 0.14% 3/6/15, VRDN (a)	400,000	400,000
		1,000,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.2% 3/6/15, VRDN (a)	360,000	360,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Missouri - 0.4%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2013 B, 0.02% 3/2/15, LOC Bank of America NA, VRDN (a)	$ 1,500,000	$ 1,500,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.23% 3/6/15, VRDN (a)(d)	200,000	200,000
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 C3, 0.02% 3/6/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(d)	500,000	500,000
New Jersey - 0.3%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.16% 3/6/15, VRDN (a)	900,000	900,000
Series 2012 A, 0.16% 3/6/15, VRDN (a)(d)	200,000	200,000
		1,100,000
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.03% 3/6/15, LOC Cr. Industriel et Commercial, VRDN (a)	600,000	600,000
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.04% 3/2/15, VRDN (a)	400,000	400,000
Tennessee - 0.2%
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.02% 3/2/15, LOC Bank of America NA, VRDN (a)	800,000	800,000
Texas - 0.3%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.05% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	200,000	200,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.09% 3/2/15, VRDN (a)	850,000	850,000
Series 2004, 0.11% 3/6/15, VRDN (a)(d)	200,000	200,000
Series 2010 B, 0.09% 3/2/15, VRDN (a)	200,000	200,000
		1,450,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.19% 3/6/15, VRDN (a)(d)	250,000	250,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $290,984,673)		290,984,673
Other Municipal Debt - 19.8%
	Principal Amount	Value
Arizona - 19.2%
Arizona Board of Regents Arizona State Univ. Rev. Bonds Series 2012 A, 4% 7/1/15	$ 5,335,000	$ 5,403,865
Arizona School Facilities Board Ctfs. of Prtn. Bonds Series 2005 A1, 5% 9/1/15	3,105,000	3,179,007
Arizona School Facilities Board Rev. Bonds Series 2005, 5% 7/1/15 (Pre-Refunded to 7/1/15 @ 100)	3,400,000	3,456,305
Arizona State Lottery Rev. Bonds Series 2010 A, 5% 7/1/15	3,755,000	3,816,184
Arizona Trans. Board Excise Tax Rev. Bonds Series 2014, 4% 7/1/15	4,770,000	4,831,865
Chandler Gen. Oblig. Bonds Series 2014, 2% 7/1/15	3,415,000	3,436,461
Chandler Street & Hwy. User Rev. Bonds Series 2014, 2% 7/1/15	3,225,000	3,244,810
Glendale Trans. Excise Tax Rev. Bonds 2% 7/1/15	295,000	296,697
Maricopa County Cmnty. College District Bonds Series 2012, 2% 7/1/15	1,500,000	1,509,348
Maricopa County Phoenix Union High School District #210 Bonds:
(School Impt. Proj.) Series 2014 C, 1% 7/1/15	3,900,000	3,910,941
Series 2014, 1% 7/1/15	170,000	170,442
Mesa Gen. Oblig. Bonds Series 2014, 4% 7/1/15	1,800,000	1,822,216
Phoenix Civic Impt. Corp. Series 2014 A2:
0.06% 4/6/15, LOC Barclays Bank PLC, CP	4,400,000	4,400,000
0.06% 4/6/15, LOC Barclays Bank PLC, CP	4,400,000	4,400,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds:
Series 2005, 5% 7/1/15	4,200,000	4,267,374
Series 2011, 4% 7/1/15	1,500,000	1,519,389
Phoenix Gen. Oblig. Bonds Series 2007 A, 5% 7/1/15	1,750,000	1,778,438
Pima County Gen. Oblig. Bonds Series 2013 B, 3% 7/1/15	2,125,000	2,145,346
Pima County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2014, 4% 6/1/15	4,000,000	4,039,026
Pinal County Rev. Obligations Bonds Series 2014, 2% 8/1/15	330,000	332,375
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds (Arizona Salt River Proj.) Series 2009 B, 4% 1/1/16	700,000	722,025
Series C:
0.07% 3/5/15, CP	4,200,000	4,200,000
0.07% 3/9/15, CP	4,200,000	4,200,000
0.08% 4/1/15, CP	4,100,000	4,100,000
0.09% 3/18/15, CP	4,200,000	4,200,000
Scottsdale Gen. Oblig. Bonds Series 2014, 2% 7/1/15	3,845,000	3,868,752
Other Municipal Debt - continued
	Principal Amount	Value
Arizona - continued
Scottsdale Muni. Property Corp. Excise Tax Rev. Bonds Series 2015 A, 3% 7/1/15	$ 515,000	$ 519,659
Tempe Gen. Oblig. Bonds Series 2014 C, 1% 7/1/15	1,095,000	1,098,156
		80,868,681
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.25% tender 3/12/15, CP mode	700,000	700,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.32% tender 3/12/15, CP mode (d)	600,000	600,000
Series 1990 A2, 0.32% tender 3/12/15, CP mode (d)	800,000	800,000
		1,400,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.4% tender 3/16/15, CP mode (d)	300,000	300,000
West Virginia - 0.0%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.32% tender 3/3/15, CP mode (d)	100,000	100,000
TOTAL OTHER MUNICIPAL DEBT (Cost $83,368,681)		83,368,681
Investment Company - 9.4%
	Shares
Fidelity Municipal Cash Central Fund, 0.02% (b)(c) (Cost $39,668,000)	39,668,000	39,668,000
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $414,021,354)		414,021,354
NET OTHER ASSETS (LIABILITIES) - 1.8%		7,615,016
NET ASSETS - 100%		$ 421,636,370
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 9,058
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $374,353,354)	$ 374,353,354
Fidelity Central Funds (cost $39,668,000)	39,668,000
Total Investments (cost $414,021,354)		$ 414,021,354
Cash		1,702,803
Receivable for investments sold		800,000
Receivable for fund shares sold		8,530,048
Interest receivable		397,859
Distributions receivable from Fidelity Central Funds		667
Receivable from investment adviser for expense reductions		4,471
Other receivables		4,999
Total assets		425,462,201

Liabilities
Payable for fund shares redeemed	$ 3,807,989
Distributions payable	717
Accrued management fee	15,059
Other affiliated payables	3
Other payables and accrued expenses	2,063
Total liabilities		3,825,831

Net Assets		$ 421,636,370
Net Assets consist of:
Paid in capital		$ 421,610,384
Undistributed net investment income		13
Accumulated undistributed net realized gain (loss) on investments		25,973
Net Assets, for 421,382,636 shares outstanding		$ 421,636,370
Net Asset Value, offering price and redemption price per share ($421,636,370 ÷ 421,382,636 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended February 28, 2015 (Unaudited)

Investment Income
Interest		$ 122,875
Income from Fidelity Central Funds		9,058
Total income		131,933

Expenses
Management fee	$ 1,055,393
Independent trustees' compensation	907
Miscellaneous	4,471
Total expenses before reductions	1,060,771
Expense reductions	(949,803)	110,968
Net investment income (loss)		20,965
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		19,977
Net increase in net assets resulting from operations		$ 40,942

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,965	$ 40,719
Net realized gain (loss)	19,977	11,323
Net increase in net assets resulting from operations	40,942	52,042
Distributions to shareholders from net investment income	(20,952)	(40,804)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	554,522,322	1,152,542,029
Reinvestment of distributions	19,467	38,505
Cost of shares redeemed	(550,191,152)	(1,143,354,086)
Net increase (decrease) in net assets and shares resulting from share transactions	4,350,637	9,226,448
Total increase (decrease) in net assets	4,370,627	9,237,686

Net Assets
Beginning of period	417,265,743	408,028,057
End of period (including undistributed net investment income of $13 and undistributed net investment income of $0, respectively)	$ 421,636,370	$ 417,265,743

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) F	-	-	-	-	-	-
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from Investment Operations F	-	-	-	-	-	-
Distributions from net investment income F	-	-	-	-	-	-
Distributions from net realized gain	-	-	- F	-	-	-
Total Distributions F	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.00%	.01%	.02%	.01%	.01%	.01%
Ratios to Average Net AssetsD, E
Expenses before reductions	.51%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.05%A	.09%	.16%	.19%	.26%	.33%
Expenses net of all reductions	.05%A	.09%	.16%	.19%	.26%	.33%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 421,636	$ 417,266	$ 408,028	$ 388,993	$ 382,688	$ 345,362

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

1. Organization.

Fidelity® Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Money Market Fund incurred an excise and corporate tax liability on undistributed short-term capital gain and undistributed long-term capital gain which is included in Miscellaneous expense on the Statement of Operations. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, each Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purpose.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Arizona Municipal Income Fund	$ 144,136,974	$ 10,450,812	$ (265,172)	$ 10,185,640
Fidelity Arizona Municipal Money Market Fund	414,021,354	-	-	-

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Money Market Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $17,824,734 and $3,336,108, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. The investment adviser pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Arizona Municipal Income Fund	$ 100

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $942,914.

In addition, the investment adviser reimbursed a portion for the Money Market Fund's operating expenses during the period in the amount of $4,471.

Through arrangements with each applicable Fund's custodian and, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$ 1,205
Fidelity Arizona Municipal Money Market Fund	2,418

Semiannual Report

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Arizona Municipal Income Fund / Fidelity Arizona Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the funds' sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the funds were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the funds at the new entities.

Semiannual Report

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Investment Performance (for Fidelity Arizona Municipal Income Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Investment Performance (for Fidelity Arizona Municipal Money Market Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Arizona Municipal Income Fund

Fidelity Arizona Municipal Money Market Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2013. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield for Fidelity Arizona Municipal Money Market Fund, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AZI-SPZ-USAN-0415
1.790941.111

Fidelity®

Municipal Money Market

Fund

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Actual	.06%	$ 1,000.00	$ 1,000.10	$ .30
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .30

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 2/28/15	% of fund's investments 8/31/14	% of fund's investments 2/28/14
1 - 7	72.6	75.7	73.7
8 - 30	2.5	2.6	2.4
31 - 60	4.7	4.8	4.4
61 - 90	2.7	2.8	3.8
91 - 180	12.3	5.2	9.0
> 180	5.2	8.9	6.7
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	2/28/15	8/31/14	2/28/14
Fidelity Municipal Money Market Fund	34 Days	42 Days	34 Days
All Tax-Free Money Market Funds Average*	32 Days	38 Days	31 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	2/28/15	8/31/14	2/28/14
Fidelity Municipal Money Market Fund	34 Days	42 Days	34 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
Variable Rate Demand Notes (VRDNs) 60.3%	Variable Rate Demand Notes (VRDNs) 62.3%
Other Municipal Debt 30.9%	Other Municipal Debt 26.4%
Investment Companies 9.0%	Investment Companies 10.7%
Net Other Assets (Liabilities)** (0.2)%	Net Other Assets (Liabilities) 0.6%

* Source: iMoneyNet, Inc.
** Net Other Assets (Liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields

	2/28/15	11/30/14	8/31/14	5/31/14	2/28/14
Fidelity Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and its possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for period ending February 28, 2015 the most recent period shown in the table, would have been -0.39%.

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 60.3%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.23% 3/6/15, VRDN (b)(e)	$ 39,215	$ 39,215
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.06% 3/6/15, LOC Bayerische Landesbank Girozentrale, VRDN (b)	21,000	21,000
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.03% 3/6/15 (Kimberly-Clark Corp. Guaranteed), VRDN (b)	14,800	14,800
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.02% 3/2/15, VRDN (b)	15,300	15,300
Univ. of Alabama at Birmingham Hosp. Rev. Series 2012 C, 0.01% 3/6/15, LOC PNC Bank NA, VRDN (b)	31,300	31,300
Washington County Indl. Dev. Auth. Rev. (Sempra Energy Proj.) Series 2007, 0.02% 3/6/15, LOC UBS AG, VRDN (b)	43,160	43,160
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.03% 3/2/15, VRDN (b)(e)	31,800	31,800
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.03% 3/2/15, VRDN (b)(e)	15,000	15,000
		211,575
Alaska - 0.5%
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.02% 3/6/15, LOC MUFG Union Bank NA, VRDN (b)	19,725	19,725
Participating VRDN Series Putters 4722, 0.02% 3/6/15 (Liquidity Facility Bank of America NA) (b)(f)	16,665	16,665
Alaska Int'l. Arpts. Revs. Series 2009 A, 0.02% 3/6/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)	8,900	8,900
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.02% 3/6/15 (ConocoPhillips Co. Guaranteed), VRDN (b)	60,100	60,100
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.02% 3/6/15 (ConocoPhillips Co. Guaranteed), VRDN (b)	26,000	26,000
Series 1994 C, 0.03% 3/6/15 (ConocoPhillips Co. Guaranteed), VRDN (b)	3,000	3,000
Series 2002, 0.02% 3/6/15, VRDN (b)	15,700	15,700
		150,090
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - 1.7%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2008 A, 0.01% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	$ 10,865	$ 10,865
Series 2008 B, 0.01% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	13,065	13,065
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 E, 0.02% 3/6/15, LOC Bank of America NA, VRDN (b)	10,300	10,300
Series 2008 F, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	64,375	64,375
Series 2008 G, 0.02% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	18,830	18,830
(Catholic Healthcare West Proj.):
Series 2005 B, 0.03% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	13,930	13,930
Series 2008 A, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	33,500	33,500
Series 2008 B, 0.02% 3/6/15, LOC PNC Bank NA, VRDN (b)	23,800	23,800
Series 2009 F, 0.02% 3/6/15, LOC Mizuho Corporate Bank Ltd., VRDN (b)	39,750	39,750
(Southwest Behavioral Health Svcs., Inc. Proj.) Series 2004, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	3,395	3,395
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 0.22% 3/6/15, VRDN (b)	4,000	4,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.03% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	29,500	29,500
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	2,295	2,295
(San Angelin Apts. Proj.) Series 2004, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	14,900	14,900
(San Clemente Apts. Proj.) Series 2004, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	10,600	10,600
(San Fernando Apts. Proj.) Series 2004, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	14,500	14,500
(San Lucas Apts. Proj.) Series 2003, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	13,700	13,700
(San Martin Apts. Proj.):
Series A1, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	5,700	5,700
Series A2, 0.05% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	4,300	4,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(San Miguel Apts. Proj.) Series 2003, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	$ 14,900	$ 14,900
(San Remo Apts. Proj.) Series 2002, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	4,100	4,100
(Sands Apts. Proj.) Series 2001 A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	2,595	2,595
(Village Square Apts. Proj.) Series 2004, 0.06% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	2,500	2,500
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.08% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	4,200	4,200
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.25% 3/6/15, VRDN (b)	5,000	5,000
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.02% 3/6/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	16,425	16,425
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.02% 3/6/15, LOC Freddie Mac, VRDN (b)	7,200	7,200
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.05% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	2,500	2,500
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	4,500	4,500
Series A, 0.045% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	2,525	2,525
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.04% 3/6/15 (Liquidity Facility Barclays Bank PLC) (b)(f)	5,200	5,200
Series EGL 06 0141, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	28,800	28,800
Series EGL 07 0012, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	14,850	14,850
Series Putters 3307, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,395	6,395
Series Putters 3467, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000	4,000
Series ROC II R 14060, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.03% 3/6/15, LOC Bank of America NA, VRDN (b)	$ 1,000	$ 1,000
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.03% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	14,400	14,400
		476,395
Arkansas - 0.5%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.05% 3/6/15, LOC Fannie Mae, VRDN (b)	6,815	6,815
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.19% 3/6/15, VRDN (b)(e)	34,400	34,400
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.04% 3/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	2,310	2,310
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.03% 3/6/15, LOC Royal Bank of Scotland PLC, VRDN (b)(e)	100,000	100,000
		143,525
California - 2.2%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 C, 0.02% 3/6/15, LOC Citibank NA, VRDN (b)	41,800	41,800
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.03% 3/6/15, LOC Freddie Mac, VRDN (b)(e)	3,600	3,600
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 06 83 Class A, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	35,600	35,600
Series II R 11901, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	2,100	2,100
California Edl. Facilities Auth. Rev.:
(Univ. of San Francisco Proj.) Series 2000, 0.01% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	17,300	17,300
(Univ. San Francisco Proj.) 0.01% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	28,770	28,770
Participating VRDN:
Series BA 08 1207, 0.07% 3/6/15 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)	11,110	11,110
Series ROC II R 11974, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	4,555	4,555
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
Series 2003 B2, 0.01% 3/6/15, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (b)	$ 15,000	$ 15,000
Series 2003 C1, 0.01% 3/6/15, LOC Bank of America NA, VRDN (b)	15,100	15,100
Series 2005 B4, 0.01% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	18,100	18,100
California Health Facilities Fing. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2011 A, 0.01% 3/6/15, LOC MUFG Union Bank NA, VRDN (b)	10,100	10,100
Participating VRDN Series DB 3294, 0.08% 3/6/15 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)	10,125	10,125
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 2000 N, 0.02% 3/6/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	11,215	11,215
Series 2002 J, 0.02% 3/6/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	900	900
Series 2003 H, 0.02% 3/6/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	8,500	8,500
Series 2003 M:
0.02% 3/6/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	18,435	18,435
0.03% 3/6/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	1,400	1,400
Series 2006 C, 0.01% 3/6/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	54,000	54,000
Series 2007 K, 0.01% 3/6/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	25,000	25,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.02% 3/2/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	34,400	34,400
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Maple Square Apt. Proj.) Series AA, 0.04% 3/6/15, LOC Citibank NA, VRDN (b)(e)	5,555	5,555
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.02% 3/6/15, LOC Citibank NA, VRDN (b)	61,745	61,745
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.08% 3/6/15 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)	1,500	1,500
Series ROC II R 11728, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	7,040	7,040
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series Putters 3902 Z, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 3,380	$ 3,380
Los Angeles Multi-family Hsg. Rev. (Tri-City Hsg. Proj.) Series 1, 0.02% 3/6/15, LOC Citibank NA, VRDN (b)(e)	1,800	1,800
Milpitas Multi-family Rev. (Crossing at Montague Proj.) Series A, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	29,000	29,000
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.05% 3/6/15, LOC Bank of America NA, VRDN (b)	15,915	15,915
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.01% 3/6/15, LOC Bank of America NA, VRDN (b)	63,950	63,950
Sacramento Muni. Util. District Elec. Rev. Series 2012 M, 0.01% 3/6/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)	16,600	16,600
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.02% 3/6/15, LOC Freddie Mac, VRDN (b)	5,000	5,000
San Juan Capistrano Gen. Oblig. Participating VRDN Series Putters 0048, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,050	10,050
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.01% 3/6/15, LOC Bank of America NA, VRDN (b)	21,615	21,615
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, 0.01% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	16,345	16,345
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 0.02% 3/6/15, LOC Bank of America NA, VRDN (b)	8,850	8,850
		635,455
Colorado - 0.9%
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 0.05% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	14,000	14,000
Aurora Hsg. Auth. Multi-family Hsg. Rev. (Liberty Creek Proj.) Series 2008, 0.05% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	27,580	27,580
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	1,265	1,265
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	40,460	40,460
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	49,140	49,140
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Hsg. & Fin. Auth. Solid Waste Rev.:
(Waste Mgmt., Inc. Proj.) 0.05% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	$ 7,000	$ 7,000
(Waste Mgmt., Inc. Proj.) 0.05% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	14,160	14,160
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN:
Series MS 3316, 0.02% 3/6/15 (Liquidity Facility Cr. Suisse AG) (b)(f)	14,030	14,030
Series Putters 4386, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,500	7,500
Colorado Univ. Co. Hosp. Auth. Rev. Series 2011 A, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	26,760	26,760
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	13,325	13,325
(Timberleaf Apts. Proj.) 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	11,165	11,165
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.02% 3/6/15, LOC Bank of America NA, VRDN (b)	35,075	35,075
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series Putters 4477, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,600	5,600
		267,060
Connecticut - 0.0%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2014 D, 0.03% 3/6/15, LOC Bank of America NA, VRDN (b)	8,130	8,130
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 0.08% 3/2/15, VRDN (b)(e)	1,900	1,900
Series 1993 C, 0.2% 3/6/15, VRDN (b)	5,450	5,450
Series 1994, 0.08% 3/2/15, VRDN (b)(e)	14,000	14,000
Series 1999 A, 0.14% 3/6/15, VRDN (b)	2,300	2,300
Series 1999 B, 0.14% 3/6/15, VRDN (b)(e)	9,900	9,900
		33,550
District Of Columbia - 0.8%
District of Columbia Gen. Oblig. Participating VRDN Series MS 4301, 0.03% 3/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	9,000	9,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pentacle Apts. Proj.) Series 2008, 0.035% 3/6/15, LOC Freddie Mac, VRDN (b)	$ 3,500	$ 3,500
(Trenton Park Apts. Proj.) Series 2001, 0.08% 3/6/15, LOC Bank of America NA, VRDN (b)(e)	5,495	5,495
District of Columbia Income Tax Rev. Participating VRDN:
Series EGL 14 0039, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	6,200	6,200
Series Putters 3369, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,000	1,000
Series Putters 4020, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,250	7,250
District of Columbia Rev.:
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.13% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	6,005	6,005
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	31,750	31,750
(The AARP Foundation Proj.) Series 2004, 0.02% 3/6/15, LOC Bank of America NA, VRDN (b)	11,900	11,900
(Washington Drama Society, Inc. Proj.) Series 2008, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	54,855	54,855
(World Wildlife Fund Proj.) Series 2010, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	9,400	9,400
District of Columbia Univ. Rev.:
(American Univ. Proj.):
Series 2006 A, 0.02% 3/6/15, LOC Royal Bank of Canada, VRDN (b)	25,000	25,000
Series 2006 B, 0.02% 3/6/15, LOC Royal Bank of Canada, VRDN (b)	9,200	9,200
(Georgetown Univ. Proj.):
Series 2007 B2, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	10,140	10,140
Series 2007 C2, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	28,025	28,025
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D1, 0.01% 3/6/15, LOC TD Banknorth, NA, VRDN (b)	8,770	8,770
		227,490
Florida - 2.7%
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.04% 3/6/15, LOC Citibank NA, VRDN (b)(e)	10,145	10,145
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) Series 2004, 0.03% 3/6/15, LOC Citibank NA, VRDN (b)(e)	$ 6,200	$ 6,200
(Sanctuary Apts Proj.) Series A, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	15,620	15,620
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.04% 3/6/15, LOC Royal Bank of Canada, VRDN (b)(e)	7,820	7,820
Collier County Health Facilities Auth. Health Facilities Rev. (Moorings, Inc. Proj.) Series 2008, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	16,065	16,065
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	6,800	6,800
(Summer Lakes Phase II Apts. Proj.) 0.04% 3/6/15, LOC Citibank NA, VRDN (b)(e)	17,505	17,505
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.01% 3/2/15, VRDN (b)	26,700	26,700
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 08 1059, 0.04% 3/6/15 (Liquidity Facility Bank of America NA) (b)(f)	4,165	4,165
Series EGL 14 0007, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	21,445	21,445
Series Putters 3834 Z, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,000	9,000
Series ROC II R 11884X, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	13,600	13,600
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	14,070	14,070
(Clarcona Groves Apts. Proj.) Series A, 0.04% 3/6/15, LOC Citibank NA, VRDN (b)(e)	8,600	8,600
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.05% 3/6/15, LOC Citibank NA, VRDN (b)(e)	5,100	5,100
(Grande Court at North Port Apts. Proj.) Series 2004 E, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	5,400	5,400
(Hunters Run Apts. Proj.) Series G, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	7,225	7,225
(Lynn Lake Apts. Proj.) Series B1, 0.04% 3/6/15, LOC Freddie Mac, VRDN (b)(e)	20,210	20,210
(Mill Creek Apts. Proj.) Series 2004 K, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	14,100	14,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.: - continued
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	$ 7,250	$ 7,250
(Riverwalk I Apts. Proj.) Series 2008 E, 0.04% 3/6/15, LOC Freddie Mac, VRDN (b)(e)	4,955	4,955
(Savannah Springs Apts. Proj.) Series G, 0.05% 3/6/15, LOC Citibank NA, VRDN (b)(e)	6,870	6,870
Florida Hsg. Fin. Corp. Rev.:
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	11,050	11,050
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	8,155	8,155
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2008, 0.02% 3/6/15, LOC TD Banknorth, NA, VRDN (b)	10,500	10,500
Highlands County Health Facilities Auth. Rev. Participating VRDN Series ROC II R 11830, 0.04% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	10,875	10,875
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) Series 2005, 0.04% 3/6/15, LOC Citibank NA, VRDN (b)(e)	10,420	10,420
(Grande Oaks Apts. Proj.) Series A, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	6,900	6,900
(Hunters Run Apts. Proj.) Series 2002 A, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	7,970	7,970
(Meridian Pointe Apts. Proj.) Series 2005, 0.04% 3/6/15, LOC Citibank NA, VRDN (b)(e)	11,200	11,200
(Mobley Park Apts. Proj.) Series A, 0.04% 3/6/15, LOC Freddie Mac, VRDN (b)(e)	7,090	7,090
(Morgan Creek Apts. Proj.) Series 2003, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	12,700	12,700
(Royal Palm Key Apts. Proj.) Series 2002, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	8,780	8,780
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) Series 1996, 0.37% 3/6/15, LOC Bank of America NA, VRDN (b)(e)	205	205
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series BA 09 1209X, 0.07% 3/6/15 (Liquidity Facility Bank of America NA) (b)(f)	5,310	5,310
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	8,685	8,685
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.04% 3/6/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	$ 63,100	$ 63,100
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	7,500	7,500
Miami-Dade County:
Series 2014 A, 0.02% 3/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	54,800	54,800
Series 2014 B, 0.03% 3/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(e)	6,150	6,150
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 0.04% 3/6/15, LOC Citibank NA, VRDN (b)(e)	14,875	14,875
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.03% 3/6/15, LOC HSBC Bank U.S.A., NA, VRDN (b)(e)	19,400	19,400
North Broward Hosp. District Rev. Series 2005 A, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	37,500	37,500
Ocean Hwy. & Port Auth. Rev. 0.07% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	2,000	2,000
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.):
Series 2009 B, 0.02% 3/6/15, LOC Northern Trust Co., VRDN (b)	21,165	21,165
Series 2009 C1, 0.02% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	3,735	3,735
Series 2009 C2, 0.02% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	22,565	22,565
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 0.04% 3/6/15, LOC Citibank NA, VRDN (b)(e)	12,460	12,460
(Glenn Millenia Proj.) Series 2001 C, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	3,400	3,400
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	7,060	7,060
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	12,920	12,920
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	20,100	20,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.02% 3/6/15, LOC Northern Trust Co., VRDN (b)	$ 5,140	$ 5,140
(Hospice of Palm Beach Proj.) Series 2001, 0.03% 3/6/15, LOC Northern Trust Co., VRDN (b)	3,000	3,000
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.01% 3/6/15, LOC Northern Trust Co., VRDN (b)	5,045	5,045
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.02% 3/6/15, LOC Bank of America NA, VRDN (b)	11,400	11,400
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	6,400	6,400
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series 15 XF0085, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	405	405
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	25,850	25,850
(Suncoast Hospice Proj.) Series 2004, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	11,785	11,785
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	7,500	7,500
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.) Series 2010 A, 0.02% 3/6/15, LOC Bank of New York, New York, VRDN (b)	16,105	16,105
		774,045
Georgia - 1.5%
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Collegetown at Harris Homes Phase I Proj.) Series 2003, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	7,230	7,230
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.13% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	4,000	4,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.):
Series 2010 A, 0.03% 3/6/15, LOC Bank of America NA, VRDN (b)	47,400	47,400
Series 2010 B, 0.03% 3/6/15, LOC Bank of America NA, VRDN (b)	10,105	10,105
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 0.04% 3/6/15, LOC Freddie Mac, VRDN (b)(e)	20,450	20,450
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.02% 3/6/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	$ 15,915	$ 15,915
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.02% 3/6/15, LOC Bank of America NA, VRDN (b)	44,400	44,400
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 1996, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	6,850	6,850
Gainesville & Hall County Dev. Auth. Rev. (Lanier Village Estates, Inc. Proj.) Series 2003 B, 0.02% 3/2/15, LOC TD Banknorth, NA, VRDN (b)	7,310	7,310
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1985 B, 0.02% 3/6/15, LOC Barclays Bank PLC, VRDN (b)	9,100	9,100
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.04% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	6,460	6,460
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Woods Apt. Proj.) Series 1996 A, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	9,535	9,535
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	4,055	4,055
Heard County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	3,600	3,600
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.04% 3/6/15, LOC Freddie Mac, VRDN (b)(e)	7,350	7,350
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.03% 3/6/15, LOC Freddie Mac, VRDN (b)(e)	15,555	15,555
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.02% 3/6/15 (Liquidity Facility Royal Bank of Canada), VRDN (b)	82,745	82,745
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 0.01% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	25,000	25,000
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.01% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	10,940	10,940
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	9,400	9,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Private Colleges & Univs. Auth. Rev. Participating VRDN Series BC 13 20U, 0.04% 3/6/15 (Liquidity Facility Barclays Bank PLC) (b)(f)	$ 4,000	$ 4,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)	6,900	6,900
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.05% 3/6/15, VRDN (b)(e)	57,400	57,400
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 0.05% 3/6/15, LOC Citibank NA, VRDN (b)(e)	11,290	11,290
		426,990
Hawaii - 0.1%
Hawaii Gen. Oblig. Participating VRDN Series Putters 4007, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,665	6,665
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.02% 3/6/15, LOC Freddie Mac, VRDN (b)	6,755	6,755
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	4,005	4,005
		17,425
Illinois - 4.4%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	1,800	1,800
Chicago Board of Ed. Series 2000 B, 0.02% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	22,500	22,500
Chicago Gen. Oblig.:
Series 2003 B, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	13,600	13,600
Series 2003 B1, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	16,500	16,500
Series 2003 B2, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	10,465	10,465
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series MS 3407, 0.03% 3/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	18,000	18,000
Series Putters 4360, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000	5,000
Chicago Midway Arpt. Rev. Series 2014 C, 0.03% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	34,870	34,870
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.02% 3/6/15, LOC Barclays Bank PLC, VRDN (b)	$ 60,900	$ 60,900
Chicago Park District Gen. Oblig. Participating VRDN Series ROC II R 11935, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	9,375	9,375
Chicago Wtr. Rev.:
Series 2000, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	19,000	19,000
Series 2000-1, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	23,200	23,200
Series 2004 A1, 0.02% 3/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	81,165	81,165
Series 2004 A2, 0.02% 3/6/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	46,715	46,715
Series 2004 A3, 0.02% 3/6/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)	20,000	20,000
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Delta-Unibus Corp. Proj.) Series 2001, 0.15% 3/6/15, LOC Bank of America NA, VRDN (b)(e)	2,800	2,800
(R&R Enterprises 2nd Proj.) Series 1999 A, 0.14% 3/6/15, LOC BMO Harris Bank NA, VRDN (b)(e)	1,825	1,825
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 0.05% 3/6/15, LOC HSBC Bank U.S.A., NA, VRDN (b)(e)	7,825	7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.05% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	16,900	16,900
Illinois Edl. Facilities Auth. Rev. (Field Museum of Natural History Proj.) Series 2000, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	14,900	14,900
Illinois Fin. Auth. Multi-family Rev. (Hidden Glen Apts. Proj.) Series 2007, 0.03% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	6,855	6,855
Illinois Fin. Auth. Rev.:
(Edward Hosp. Obligated Group Proj.):
Series 2008 B1, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	37,525	37,525
Series 2008 B2, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	36,725	36,725
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	45,940	45,940
Series 2008 B, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	50,615	50,615
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Museum of Science & Industry Proj.):
Series 2009 A, 0.01% 3/6/15, LOC Bank of America NA, VRDN (b)	$ 15,500	$ 15,500
Series 2009 C, 0.03% 3/6/15, LOC PNC Bank NA, VRDN (b)	12,870	12,870
Series 2009 D, 0.03% 3/6/15, LOC Northern Trust Co., VRDN (b)	15,500	15,500
(Northwest Cmnty. Hosp. Proj.) Series 2008 B, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	15,000	15,000
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	34,600	34,600
(Rockford Mem. Hosp. Proj.) 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	60,800	60,800
(Saint Xavier Univ. Proj.) Series 2008, 0.03% 3/6/15, LOC Bank of America NA, VRDN (b)	9,170	9,170
Participating VRDN:
Series BA 08 1137, 0.04% 3/6/15 (Liquidity Facility Bank of America NA) (b)(f)	12,855	12,855
Series EGL 06 115, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	5,445	5,445
Series Floaters 3342, 0.03% 3/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	3,300	3,300
Series MS 3332, 0.02% 3/6/15 (Liquidity Facility Cr. Suisse AG) (b)(f)	5,700	5,700
Series Putters 0022, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,205	11,205
Series Putters 3435, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,105	2,105
0.03% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	3,000	3,000
Series 2009 A, 0.02% 3/6/15, LOC BMO Harris Bank NA, VRDN (b)	21,680	21,680
Series 2009 B, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	15,500	15,500
Series 2011 B, 0.02% 3/6/15, LOC PNC Bank NA, VRDN (b)	24,220	24,220
Illinois Gen. Oblig.:
Series 2003 B, 0.01% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	51,600	51,600
Series 2003 B2:
0.01% 3/6/15, LOC PNC Bank NA, VRDN (b)	36,500	36,500
0.01% 3/6/15, LOC Royal Bank of Canada, VRDN (b)	14,200	14,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2003 B3, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	$ 39,000	$ 39,000
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	25,100	25,100
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Prairie Station Apts. Proj.) 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	17,900	17,900
(Valley View Apts. Proj.) 0.04% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	10,950	10,950
0.02% 3/6/15, LOC Freddie Mac, VRDN (b)	11,600	11,600
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 2D, 0.02% 3/6/15, LOC Royal Bank of Canada, VRDN (b)	30,000	30,000
Series 2007 A-2A, 0.02% 3/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	17,000	17,000
Series 2007 A1, 0.02% 3/6/15, LOC Citibank NA, VRDN (b)	117,900	117,900
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.02% 3/6/15, LOC Freddie Mac, VRDN (b)	19,900	19,900
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.08% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,320	4,320
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 0.045% 3/6/15, LOC Freddie Mac, VRDN (b)(e)	6,000	6,000
		1,275,420
Indiana - 1.6%
Dearborn County Econ. Dev. Rev. (Dearborn County Hosp. Proj.) Series 2006, 0.16% 3/6/15, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,000	6,000
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 26, 0.04% 3/6/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	13,435	13,435
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	20,970	20,970
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 0.02% 3/6/15, VRDN (b)(e)	39,000	39,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.02% 3/6/15 (Archer Daniels Midland Co. Guaranteed), VRDN (b)	$ 17,300	$ 17,300
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.02% 3/6/15, LOC Mizuho Corporate Bank Ltd., VRDN (b)	32,450	32,450
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2002 A, 0.05% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	21,700	21,700
Series 2002 B, 0.03% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	14,000	14,000
Indiana Edl. Facilities Auth. Rev. (Franklin College Proj.) Series 2003, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	6,725	6,725
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	53,695	53,695
Series 2008 B, 0.01% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	50,940	50,940
Series 2008 G, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	8,650	8,650
Series 2008 H, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	50,695	50,695
Series 2008 I, 0.02% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	8,000	8,000
Series 2008 J, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	3,300	3,300
Indiana Fin. Auth. Hosp. Rev.:
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 B, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	11,500	11,500
Series 2011 A, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	14,980	14,980
Indiana Fin. Auth. Rev.:
(Ascension Health Subordinate Cr. Proj.) Series 2008 E5, 0.02% 3/6/15, VRDN (b)	5,000	5,000
Series 2008, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	13,635	13,635
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series Solar 07 63, 0.02% 3/6/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	14,910	14,910
Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.05% 3/6/15, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	6,035	6,035
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.02% 3/6/15, LOC Bank of Nova Scotia, VRDN (b)	$ 5,500	$ 5,500
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.03% 3/6/15, LOC Bank of America NA, VRDN (b)	15,000	15,000
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	31,565	31,565
		464,985
Iowa - 0.2%
Iowa Fin. Auth. Series 2005 C, 0.03% 3/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	1,650	1,650
Iowa Fin. Auth. Health Facilities Rev.:
Series 2013 B1, 0.01% 3/6/15, LOC MUFG Union Bank NA, VRDN (b)	21,455	21,455
Series 2013 B2, 0.03% 3/6/15, LOC MUFG Union Bank NA, VRDN (b)	10,830	10,830
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.06% 3/6/15, VRDN (b)	14,000	14,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.07% 3/6/15, VRDN (b)(e)	3,100	3,100
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.02% 3/6/15, LOC Northern Trust Co., VRDN (b)	5,200	5,200
Iowa Higher Ed. Ln. Auth. Rev. (Univ. of Dubuque Proj.):
Series 2004, 0.03% 3/2/15, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,160	2,160
Series 2007, 0.03% 3/2/15, LOC Fifth Third Bank, Cincinnati, VRDN (b)	4,000	4,000
		62,395
Kansas - 0.1%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.09% 3/6/15, LOC Bank of America NA, VRDN (b)(e)	25,100	25,100
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	14,230	14,230
		39,330
Kentucky - 1.2%
Boyd County Sewage & Solid Waste Rev. (Air Products and Chemicals, Inc. Proj.) Series 2003, 0.03% 3/6/15, VRDN (b)(e)	8,500	8,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.02% 3/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(e)	$ 16,800	$ 16,800
Series 2006 B, 0.02% 3/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(e)	28,500	28,500
Series 2008 A, 0.02% 3/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(e)	48,600	48,600
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.04% 3/6/15 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	4,870	4,870
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.04% 3/6/15 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	67,250	67,250
Series 1993 B, 0.04% 3/6/15 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.04% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.04% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	100	100
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.03% 3/6/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	39,405	39,405
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	9,200	9,200
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 0.04% 3/6/15, LOC Freddie Mac, VRDN (b)(e)	12,565	12,565
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series Solar 07 107, 0.02% 3/6/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	20,315	20,315
Logan County Solid Waste Disp. (Waste Mgmt. of Kentucky LLC Proj.) 0.04% 3/6/15, LOC PNC Bank NA, VRDN (b)(e)	7,450	7,450
Louisville & Jefferson County Series 2011 A, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	19,400	19,400
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.02% 3/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(e)	10,800	10,800
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.04% 3/6/15, LOC PNC Bank NA, VRDN (b)(e)	11,000	11,000
		347,455
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - 1.3%
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, 0.02% 3/6/15, LOC Fed. Home Ln. Bank Atlanta, VRDN (b)	$ 6,300	$ 6,300
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	63,640	63,640
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 14 0049, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	61,900	61,900
Series Putters 3806, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,990	9,990
Louisiana Hsg. Fin. Agcy. Rev. (Canterbury House Apts. Proj.) Series 2007, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)	10,670	10,670
Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.04% 3/6/15, LOC Freddie Mac, VRDN (b)	4,095	4,095
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	23,300	23,300
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	13,115	13,115
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.03% 3/6/15, VRDN (b)(e)	1,000	1,000
Series 2003, 0.03% 3/6/15, VRDN (b)(e)	15,650	15,650
Series 2004, 0.02% 3/6/15, VRDN (b)	5,900	5,900
Series 2009 A, 0.02% 3/6/15, VRDN (b)	30,735	30,735
(C-Port LLC Proj.) Series 2008, 0.05% 3/6/15, LOC Bank of America NA, VRDN (b)	5,900	5,900
(Christus Health Proj.) Series 2009 B3, 0.01% 3/6/15, LOC Bank of New York, New York, VRDN (b)	9,470	9,470
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.19% 3/6/15, VRDN (b)	36,800	36,800
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.02% 3/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	34,300	34,300
Series 2010 B, 0.02% 3/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	51,400	51,400
		384,165
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Maine - 0.2%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 0.09% 3/6/15, LOC Bank of America NA, VRDN (b)(e)	$ 3,600	$ 3,600
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	25,150	25,150
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	24,000	24,000
		52,750
Maryland - 0.5%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
(Barrington Apts. Proj.) Series A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	12,190	12,190
(Parlane Apts. Proj.) Series 2001 C, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	3,400	3,400
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.02% 3/6/15, LOC MUFG Union Bank NA, VRDN (b)	25,000	25,000
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.02% 3/6/15, LOC Bank of America NA, VRDN (b)	28,900	28,900
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 C, 0.03% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	20,500	20,500
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN:
Series BA 08 1077, 0.07% 3/6/15 (Liquidity Facility Bank of America NA) (b)(f)	5,055	5,055
Series ROC II R 11437, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	10,000	10,000
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. (Oak Mill II Apts. Proj.) Series 2010 B, 0.02% 3/6/15, LOC Bank of America NA, VRDN (b)	5,100	5,100
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev.:
Series 2007 F, 0.03% 3/6/15, LOC PNC Bank NA, VRDN (b)(e)	10,000	10,000
Series 2008 C, 0.03% 3/6/15, LOC PNC Bank NA, VRDN (b)(e)	8,450	8,450
		128,595
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 0.2%
Massachusetts Clean Wtr. Trust Participating VRDN Series Clipper 06 11, 0.05% 3/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	$ 59,605	$ 59,605
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series Putters 3990, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,000	2,000
		61,605
Michigan - 0.4%
Michigan Bldg. Auth. Rev. Participating VRDN Series EGL 14 0028, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	36,990	36,990
Michigan Fin. Auth. Rev.:
Participating VRDN Series Putters 4286, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,890	4,890
Series 22 A, 0.03% 3/6/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	22,300	22,300
Michigan Hosp. Fin. Auth. Rev. (McLaren Health Care Corp. Proj.) Series 2008 B3, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	10,300	10,300
Michigan Strategic Fund Ltd. Oblig. Rev. (Consumers Energy Co. Proj.):
0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	6,000	6,000
0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	33,100	33,100
		113,580
Minnesota - 0.3%
Hennepin County Gen. Oblig. Series 2013 C, 0.02% 3/6/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	32,800	32,800
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.05% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	9,800	9,800
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.):
Series 2007 C1, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	35,250	35,250
Series 2007 C2, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	5,000	5,000
Minneapolis Multi-family Rev. (Stone Arch Apt. Proj.) Series 2002, 0.05% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	3,600	3,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota State Gen. Fdg. Rev. Participating VRDN Series Putters 4469Z, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 3,335	$ 3,335
Oak Park Heights Multi-family Rev. 0.02% 3/6/15, LOC Freddie Mac, VRDN (b)	7,885	7,885
		97,670
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Rev. (Jackson Med. Mall Foundation Prog.) Series 2008 A, 0.03% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	7,000	7,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.03% 3/6/15, LOC Bank of America NA, VRDN (b)(e)	10,000	10,000
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.03% 3/6/15, LOC Bank of America NA, VRDN (b)	14,000	14,000
Mississippi Home Corp. Multi-family Hsg. Rev. (Bristol Park Apts. Proj.) Series 2001 1, 0.05% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	7,600	7,600
		38,600
Missouri - 0.6%
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 0.05% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	11,500	11,500
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Saint Louis Univ. Proj.) Series 2008 B1, 0.03% 3/2/15, LOC Barclays Bank PLC, VRDN (b)	6,700	6,700
Participating VRDN:
Series EGL 07 0001, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	6,000	6,000
Series Putters 3546, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,300	11,300
Series Putters 3929, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,785	2,785
Series 2013 B, 0.02% 3/2/15, LOC Bank of America NA, VRDN (b)	14,290	14,290
Missouri Health & Edl. Facilities Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 2003 C2, 0.01% 3/6/15, VRDN (b)	24,500	24,500
Series 2003 C3, 0.01% 3/6/15, VRDN (b)	18,400	18,400
(Ascension Health Sr. Cr. Group Proj.) Series 2008 C4, 0.01% 3/6/15, VRDN (b)	23,200	23,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis Indl. Dev. Auth.:
(Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	$ 27,000	$ 27,000
(Saint Luke's Plaza Apts. Proj.) Series 2009, 0.02% 3/6/15 (Liquidity Facility Freddie Mac), VRDN (b)	1,900	1,900
Springfield Pub. Util. Rev. Participating VRDN Series Solar 06 156, 0.02% 3/6/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	30,035	30,035
St. Charles County Pub. Wtr. Sup Series 2011, 0.02% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,900	2,900
St. Louis Indl. Dev. Auth. (The St. Louis Art Museum Proj.) Series 2009 B, 0.02% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,100	1,100
		181,610
Montana - 0.0%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.19% 3/6/15, VRDN (b)(e)	450	450
Nebraska - 0.6%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.05% 3/6/15, LOC Bank of America NA, VRDN (b)(e)	10,000	10,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2010 B, 0.02% 3/6/15 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)	34,000	34,000
Series 2010 C, 0.03% 3/6/15 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	99,130	99,130
Series 2013 F, 0.03% 3/6/15 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	22,600	22,600
Series 2014 B, 0.03% 3/6/15 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	8,800	8,800
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.03% 3/6/15 (Cargill, Inc. Guaranteed) (The Dow Chemical Co. Guaranteed), LOC Wells Fargo Bank NA, VRDN (b)(e)	10,000	10,000
		184,530
Nevada - 2.7%
Clark County Arpt. Rev.:
Series 2008 A2, 0.02% 3/6/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	38,000	38,000
Series 2008 B2, 0.02% 3/6/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	50,000	50,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Arpt. Rev.: - continued
Series 2008 C1, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 122,900	$ 122,900
Series 2008 C2, 0.02% 3/6/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	16,975	16,975
Series 2008 C3, 0.02% 3/6/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	35,850	35,850
Series 2008 D 2A, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	4,500	4,500
Series 2008 D 2B, 0.02% 3/6/15, LOC Royal Bank of Canada, VRDN (b)	3,855	3,855
Series 2008 D3, 0.01% 3/6/15, LOC Bank of America NA, VRDN (b)	80,365	80,365
Series 2011 B1, 0.02% 3/6/15, LOC Citibank NA, VRDN (b)(e)	88,700	88,700
Series 2011 B2, 0.03% 3/6/15, LOC Royal Bank of Canada, VRDN (b)(e)	61,800	61,800
Clark County Fuel Tax Participating VRDN:
ROC II R 11836, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	7,500	7,500
Series Putters 3158, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	32,110	32,110
Series ROC II R 11507, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	2,400	2,400
Clark County Indl. Dev. Rev.:
(Southwest Gas Corp. Proj.):
Series 2009 A, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	39,100	39,100
0.02% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	26,700	26,700
Series 2008 A, 0.03% 3/6/15, LOC MUFG Union Bank NA, VRDN (b)(e)	42,800	42,800
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.01% 3/6/15, LOC MUFG Union Bank NA, VRDN (b)	69,850	69,850
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	7,410	7,410
Reno Cap. Impt. Rev. Series 2005 A, 0.03% 3/6/15, LOC Bank of America NA, VRDN (b)	12,600	12,600
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.02% 3/6/15, LOC MUFG Union Bank NA, VRDN (b)	7,900	7,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.): - continued
Series 2009 A, 0.02% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	$ 18,000	$ 18,000
Series 2009 B, 0.02% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	6,935	6,935
		776,250
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.02% 3/6/15, LOC Bank of America NA, VRDN (b)	8,370	8,370
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	16,400	16,400
		24,770
New Jersey - 0.7%
JPMorgan Chase:
NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.04% 3/2/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	65,400	65,400
Series Putters 4462, 0.04% 3/2/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	48,400	48,400
Participating VRDN Series Putters 4464, 0.04% 3/2/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	45,800	45,800
New Jersey Health Care Facilities Fing. Auth. Rev. (AHS Hosp. Corp. Proj.) Series 2008 C, 0.01% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	9,000	9,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.16% 3/6/15, VRDN (b)	7,900	7,900
Series 2012 A, 0.16% 3/6/15, VRDN (b)(e)	16,100	16,100
		192,600
New Mexico - 0.1%
New Mexico Fin. Auth. Trans. Rev. Series 2008 A1, 0.01% 3/6/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)	5,175	5,175
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series Solar 2007 19, 0.02% 3/6/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	9,485	9,485
		14,660
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - 14.6%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.09% 3/6/15, LOC KeyBank NA, VRDN (b)	$ 4,300	$ 4,300
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 C, 0.02% 3/6/15, LOC Barclays Bank PLC, VRDN (b)	18,300	18,300
Nassau Health Care Corp. Rev. Series 2009 D1, 0.01% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	15,760	15,760
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 14 0004, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,990	5,990
Series Putters 14 0013, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,650	6,650
Series ROC II R 14045, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	5,400	5,400
Series 1996 J3, 0.01% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	6,200	6,200
Series 2004 H2 0.02% 3/6/15, LOC California Pub. Employees Retirement Sys., VRDN (b)	26,450	26,450
Series 2004 H3, 0.02% 3/6/15, LOC California Pub. Employees Retirement Sys., VRDN (b)	8,875	8,875
Series 2004 H6, 0.01% 3/6/15, LOC Bank of America NA, VRDN (b)	15,105	15,105
Series 2004 H8, 0.01% 3/6/15 (Liquidity Facility Bank of America NA), VRDN (b)	11,635	11,635
Series 2006 E3, 0.01% 3/6/15, LOC Bank of America NA, VRDN (b)	54,200	54,200
Series 2006 E4, 0.01% 3/6/15, LOC Bank of America NA, VRDN (b)	44,600	44,600
Series 2006 H1, 0.02% 3/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	20,800	20,800
Series 2006 I7, 0.02% 3/6/15, LOC Bank of America NA, VRDN (b)	20,900	20,900
Series 2008 J10, 0.01% 3/6/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	31,465	31,465
Series 2011 A4, 0.02% 3/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	32,500	32,500
Series 2012 G3, 0.02% 3/6/15 (Liquidity Facility Citibank NA), VRDN (b)	115,850	115,850
Series 2013 A5, 0.02% 3/6/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	13,605	13,605
Series 2014 D3, 0.02% 3/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	63,800	63,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series H2, 0.02% 3/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	$ 11,600	$ 11,600
New York City Health & Hosp. Corp. Rev.:
Series 2008 D, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	19,180	19,180
Series 2008 E, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	16,925	16,925
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(245 East 124th Street Proj.) Series 2008 A, 0.01% 3/6/15, LOC Freddie Mac, VRDN (b)	16,100	16,100
(270 East Burnside Avenue Apts.) Series A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	6,400	6,400
(89 Murray St. Proj.) Series A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	34,000	34,000
(941 Hoe Avenue Apts. Proj.) Series A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	6,660	6,660
(Beacon Mews Dev. Proj.) Series 2006 A, 0.02% 3/6/15, LOC Citibank NA, VRDN (b)(e)	8,000	8,000
(Cook Street Apts. Proj.) Series A, 0.03% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,480	4,480
(Courtland Avenue Apts. Proj.) Series A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	7,905	7,905
(East 165th Street Proj.) Series A, 0.04% 3/6/15, LOC Citibank NA, VRDN (b)(e)	7,665	7,665
(First Avenue Dev. Proj.) Series 2002 A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	14,000	14,000
(Intervale Gardens Apts.) Series A, 0.04% 3/6/15, LOC Citibank NA, VRDN (b)(e)	3,115	3,115
(Louis Nine Boulevard Apts. Proj.) Series A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	7,300	7,300
(Manhattan Court Dev. Proj.) Series A, 0.04% 3/6/15, LOC Citibank NA, VRDN (b)(e)	16,500	16,500
(Morris Ave. Apts. Proj.) Series A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	14,700	14,700
(Peter Cintron Apts. Proj.) Series C, 0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	4,140	4,140
(State Renaissance Court Proj.) Series A, 0.03% 3/6/15, LOC Freddie Mac, VRDN (b)(e)	28,700	28,700
(Villa Avenue Apts. Proj.) Series 2006 A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	5,990	5,990
(West 48th Street Dev. Proj.) Series 2001 A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	2,000	2,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.: - continued
Series 2011 A, 0.02% 3/6/15, LOC Freddie Mac, VRDN (b)(e)	$ 9,350	$ 9,350
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	16,900	16,900
(255 West 9th Street Proj.) Series 2001 A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	69,435	69,435
(Brittany Dev. Proj.) Series A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	45,100	45,100
(James Tower Dev. Proj.) Series 2002 A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)	3,510	3,510
(Linden Plaza Proj.) Series 2008 A, 0.03% 3/6/15, LOC Freddie Mac, VRDN (b)(e)	65,250	65,250
(Morris Avenue Apts. Proj.) Series A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	36,000	36,000
(One Columbus Place Dev. Proj.) Series A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	71,015	71,015
(Related-Tribeca Tower Proj.) Series 1997 A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	15,000	15,000
(Rivereast Apts. Proj.) Series A, 0.03% 3/6/15, LOC Freddie Mac, VRDN (b)(e)	4,150	4,150
(Westport Dev. Proj.) Series 2004 A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	61,000	61,000
Series 2002 A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	51,500	51,500
Series 2009 A:
0.01% 3/6/15, LOC Freddie Mac, VRDN (b)	9,100	9,100
0.02% 3/6/15, LOC Freddie Mac, VRDN (b)	7,500	7,500
New York City Indl. Dev. Agcy. Civic Facility Rev. (Casa Proj.) Series 2000, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	14,000	14,000
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.03% 3/6/15, LOC Lloyds Bank PLC, VRDN (b)	26,400	26,400
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 06 69 Class A, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	16,400	16,400
Series EGL 06 74 Class A, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	7,045	7,045
Series EGL 07 0157, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	19,800	19,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN: - continued
Series EGL 09 46A, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	$ 19,130	$ 19,130
Series Putters 3384, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,750	3,750
Series Putters 3496Z, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,025	7,025
Series ROC II R 11931, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	3,750	3,750
Series 2000 C, 0.01% 3/6/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	3,300	3,300
Series 2008 B1:
0.01% 3/6/15 (Liquidity Facility Royal Bank of Canada), VRDN (b)	5,000	5,000
0.01% 3/6/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	40,000	40,000
Series 2008 BB3, 0.01% 3/6/15 (Liquidity Facility Royal Bank of Canada), VRDN (b)	2,900	2,900
Series 2009 BB2, 0.01% 3/2/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	35,900	35,900
Series 2011 DD, 0.02% 3/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	20,450	20,450
Series 2014 AA:
0.02% 3/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	50,950	50,950
0.02% 3/2/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	2,890	2,890
Series 2015 BB3, 0.02% 3/6/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	58,650	58,650
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series EGL 14 0015, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	8,865	8,865
Series Putters 4084Z, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,850	3,850
Series ROC II R 11994, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	4,500	4,500
Series 2001 A, 0.01% 3/6/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	78,250	78,250
Series 2003 1E, 0.02% 3/6/15 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	10,710	10,710
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2003 A2, 0.02% 3/2/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	$ 36,100	$ 36,100
Series 2015 A3, 0.01% 3/2/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	17,000	17,000
New York City Trust Cultural Resources Rev.:
(The New York Botanical Garden Proj.) Series 2009 A, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	20,900	20,900
(The Pierpont Morgan Library Proj.) Series 2004, 0.01% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	12,300	12,300
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series Putters 3518, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,640	2,640
Series ROC II R 14005, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	14,030	14,030
New York Dorm. Auth. Revs.:
(City Univ. Proj.):
Series 2008 C, 0.01% 3/6/15, LOC Bank of America NA, VRDN (b)	135,300	135,300
Series 2008 D, 0.01% 3/6/15, LOC TD Banknorth, NA, VRDN (b)	6,975	6,975
(Fordham Univ. Proj.) Series 2008 A1, 0.01% 3/6/15, LOC Bank of America NA, VRDN (b)	36,720	36,720
(Rockefeller Univ. Proj.) Series 2009 B, 0.01% 3/6/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	2,275	2,275
(Univ. of Rochester Proj.):
Series 2003 C, 0.01% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	36,550	36,550
Series 2008 A1, 0.02% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	13,165	13,165
Participating VRDN:
ROC II R 11944, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	5,150	5,150
Series EGL 06 47 Class A, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	8,720	8,720
Series EGL 07 0002, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	18,000	18,000
Series EGL 07 0066, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	31,025	31,025
Series ROC II R 11535, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	3,590	3,590
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN: - continued
Series ROC II R 11722, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	$ 2,935	$ 2,935
Series ROC II R 11943, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	5,580	5,580
Series 2006 A2, 0.02% 3/6/15, LOC TD Banknorth, NA, VRDN (b)	8,300	8,300
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)	78,045	78,045
(101 West End Hsg. Proj.):
Series 1998 A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	38,400	38,400
Series 1999 A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	52,850	52,850
(125 West 31st Street Proj.) Series 2005 A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	92,600	92,600
(150 East 44th Street Hsg. Proj.):
Series 2000 A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	28,500	28,500
Series 2001 A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	6,900	6,900
(1500 Lexington Avenue Proj.) Series A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	8,000	8,000
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	111,800	111,800
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	13,495	13,495
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	43,500	43,500
(360 West 43rd Street Hsg. Proj.) Series A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	9,900	9,900
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	105,400	105,400
(600 West and 42nd St. Hsg. Proj.) Series 2007 A:
0.01% 3/6/15, LOC Freddie Mac, VRDN (b)(e)	13,285	13,285
0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	62,100	62,100
(66 West 38th Street Hsg. Proj.) Series A:
0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	4,000	4,000
0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	44,300	44,300
(750 Sixth Avenue Hsg. Proj.) Series 1998 A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	22,200	22,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(8 East 102nd Street Hsg. Proj.) Series 2010 A, 0.01% 3/6/15, LOC TD Banknorth, NA, VRDN (b)	$ 3,700	$ 3,700
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	59,000	59,000
(Biltmore Tower Hsg. Proj.) Series A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	43,300	43,300
(Chelsea Apts. Proj.) Series 2003 A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	40,500	40,500
(Chelsea Arms Hsg. Proj.) Series 1998 A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	7,000	7,000
(Clinton Green South Hsg. Proj.) Series 2005 A, 0.02% 3/6/15, LOC Freddie Mac, VRDN (b)(e)	68,800	68,800
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.02% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	34,400	34,400
(East 39th Street Hsg. Proj.) Series 1999 A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	21,700	21,700
(Helena Hsg. Proj.) Series 2003 A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	9,000	9,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	11,170	11,170
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	7,435	7,435
(Sea Park West Hsg. Proj.) Series 2004 A, 0.03% 3/6/15, LOC Freddie Mac, VRDN (b)(e)	11,300	11,300
(South Cove Plaza Proj.) Series A, 0.03% 3/6/15, LOC Freddie Mac, VRDN (b)(e)	28,000	28,000
(Taconic West 17th St. Proj.) Series 2009 A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)	9,050	9,050
(Theatre Row Tower Hsg. Proj.):
Series 2001 A, 0.02% 3/6/15, LOC Freddie Mac, VRDN (b)(e)	10,000	10,000
Series 2002 A, 0.02% 3/6/15, LOC Freddie Mac, VRDN (b)(e)	3,500	3,500
(Tower 31 Hsg. Proj.) Series 2005 A, 0.02% 3/6/15, LOC Freddie Mac, VRDN (b)(e)	51,400	51,400
(Tribeca Park Proj.) Series 1997 A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	74,100	74,100
(West 20th Street Proj.) Series 2001 A:
0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	28,875	28,875
0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	51,000	51,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(West 23rd Street Hsg. Proj.):
Series 2001 A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	$ 26,000	$ 26,000
Series 2002 A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	62,600	62,600
(West 33rd Street Hsg. Proj.) Series 2003 A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	26,700	26,700
(West 38th Street Hsg. Proj.) Series 2002 A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	16,000	16,000
(Worth Street Hsg. Proj.) Series A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	47,600	47,600
Series 2000 A, 0.02% 3/6/15, LOC Freddie Mac, VRDN (b)(e)	14,500	14,500
Series 2001 A, 0.02% 3/6/15, LOC Freddie Mac, VRDN (b)(e)	31,300	31,300
Series 2004 A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	52,950	52,950
Series 2008 A:
0.01% 3/6/15, LOC Freddie Mac, VRDN (b)	36,850	36,850
0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	40,600	40,600
Series 2009 B, 0.02% 3/6/15, LOC Freddie Mac, VRDN (b)	10,700	10,700
Series 2010 A, 0.01% 3/6/15, LOC Freddie Mac, VRDN (b)	27,800	27,800
Series 2012 A, 0.02% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	19,300	19,300
Series 2012 A1, 0.02% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	4,800	4,800
Series 2013 A:
0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	12,000	12,000
0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	13,000	13,000
0.02% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	29,500	29,500
Series 2013 A3, 0.02% 3/6/15, LOC Bank of America NA, VRDN (b)	27,675	27,675
Series 2014 A:
0.01% 3/2/15, LOC PNC Bank NA, VRDN (b)	5,825	5,825
0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	27,100	27,100
0.02% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	13,000	13,000
Series A, 0.01% 3/6/15, LOC Freddie Mac, VRDN (b)	2,400	2,400
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.02% 3/6/15, LOC Bank of America NA, VRDN (b)	24,200	24,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Svc. Contract Rev.: - continued
Series 2003 M1, 0.02% 3/6/15, LOC Bank of America NA, VRDN (b)	$ 12,385	$ 12,385
New York Liberty Dev. Corp. Participating VRDN Series Putters 4083, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,910	5,910
New York Local Govt. Assistance Corp.:
Series 2008 B3V, 0.01% 3/6/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	35,200	35,199
Series 2008 BAV, 0.02% 3/6/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	33,330	33,330
New York Metropolitan Trans. Auth. Rev. Series 2005 A, 0.01% 3/6/15, LOC Royal Bank of Canada, VRDN (b)	6,000	6,000
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C1, 0.03% 3/6/15, LOC Mizuho Corporate Bank Ltd., VRDN (b)(e)	17,800	17,800
Series 2004 C2, 0.02% 3/6/15, LOC Mizuho Corporate Bank Ltd., VRDN (b)(e)	4,000	4,000
Series 2005 A1, 0.02% 3/6/15, LOC Mizuho Corporate Bank Ltd., VRDN (b)	4,150	4,150
Series 2010 A4, 0.02% 3/6/15, LOC Bank of Nova Scotia, VRDN (b)(e)	16,500	16,500
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	4,800	4,800
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.) Series 2005 B, 0.02% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	15,700	15,700
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 B2, 0.01% 3/2/15, LOC Wells Fargo Bank NA, VRDN (b)	23,600	23,600
Series 2005 B3, 0.02% 3/6/15 (Liquidity Facility Bank of America NA), VRDN (b)	28,400	28,400
Westchester County Indl. Agcy. Rev. Series 2005 B, 0.02% 3/6/15, LOC TD Banknorth, NA, VRDN (b)	5,160	5,160
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	16,275	16,275
		4,193,439
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 0.06% 3/6/15 (Liquidity Facility Citibank NA) (b)(e)(f)	$ 151,450	$ 151,450
North Carolina - 1.6%
Charlotte Ctfs. of Prtn. Participating VRDN Series Putters 4724, 0.02% 3/6/15 (Liquidity Facility Bank of America NA) (b)(f)	11,680	11,680
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.02% 3/6/15, LOC Bank of America NA, VRDN (b)	25,480	25,480
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series BC 09 43W, 0.04% 3/6/15 (Liquidity Facility Barclays Bank PLC) (b)(f)	5,000	5,000
Series 2002 B, 0.01% 3/6/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	13,800	13,800
Series 2002 C, 0.01% 3/6/15 (Liquidity Facility Bank of America NA), VRDN (b)	21,310	21,310
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 E, 0.02% 3/6/15, LOC TD Banknorth, NA, VRDN (b)	1,000	1,000
Greensboro Combined Enterprise Sys. Rev. Series 2014 A, 0.03% 3/6/15 (Liquidity Facility Bank of America NA), VRDN (b)	15,635	15,635
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.19% 3/6/15, VRDN (b)(e)	2,100	2,100
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.01% 3/6/15, LOC Rabobank Nederland New York Branch, VRDN (b)	8,485	8,485
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Greensboro College Proj.) 0.04% 3/6/15, LOC Bank of America NA, VRDN (b)	1,800	1,800
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 14 0050, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	38,165	38,165
Series EGL 14 0051, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	14,220	14,220
Series EGL 14 0052, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	58,165	58,165
Series ROC II R 11850, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	12,600	12,600
North Carolina Cap. Impt. Ltd. Participating VRDN Series WF 11 136C, 0.15% 3/6/15 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	8,030	8,030
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A1, 0.02% 3/6/15, LOC Branch Banking & Trust Co., VRDN (b)	$ 2,875	$ 2,875
(WakeMed Proj.):
Series 2009 B, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	26,200	26,200
Series 2009 C, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	35,000	35,000
Participating VRDN:
Series BC 10 31W, 0.04% 3/6/15 (Liquidity Facility Barclays Bank PLC) (b)(f)	3,625	3,625
Series ROC II R 11808, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	9,365	9,365
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	38,815	38,815
Orange Wtr. & Swr. Auth. Series 2004 B, 0.01% 3/6/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	2,500	2,500
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.03% 3/6/15, LOC Cr. Industriel et Commercial, VRDN (b)	34,730	34,730
Piedmont Triad Arpt. Auth. Series 2008 B, 0.05% 3/6/15, LOC Branch Banking & Trust Co., VRDN (b)(e)	16,000	16,000
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	4,950	4,950
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.):
0.05% 3/6/15, LOC Bank of America NA, VRDN (b)(e)	15,855	15,855
0.05% 3/6/15, LOC Bank of America NA, VRDN (b)(e)	4,750	4,750
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 0.13% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	200	200
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	28,900	28,900
		461,235
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Dakota - 0.1%
Cass County Solid Waste Disp. Rev. (Tharaldson Ethanol Plant I, LLC Proj.) Series 2007, 0.32% 3/6/15, LOC Bank of America NA, VRDN (b)(e)	$ 33,300	$ 33,300
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 0.11% 3/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	590	590
		33,890
Ohio - 0.9%
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.02% 3/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	7,985	7,985
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.02% 3/6/15, LOC PNC Bank NA, VRDN (b)	13,200	13,200
Series 2000, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	32,000	32,000
Series 2007 M, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	5,000	5,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.18% 3/6/15, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (b)	33,500	33,500
Middletown Hosp. Facilities Rev. Series 2008 A, 0.02% 3/6/15, LOC PNC Bank NA, VRDN (b)	11,800	11,800
Ohio Air Quality Dev. Auth. Rev. (Dayton Pwr. & Lt. Co. Proj.):
Series 2008 A, 0.03% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	16,700	16,700
Series 2008 B, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	21,100	21,100
Ohio Gen. Oblig. (Common Schools Proj.) Series 2005 B, 0.01% 3/6/15, VRDN (b)	9,000	9,000
Ohio Higher Edl. Facility Commission Rev. (Case Western Reserve Univ. Proj.) Series 2008 A, 0.02% 3/6/15, LOC PNC Bank NA, VRDN (b)	5,100	5,100
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3552, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,500	3,500
Series Putters 3558, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,800	4,800
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series B, 0.03% 3/6/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	11,770	11,770
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.: - continued
Series 2004 D, 0.04% 3/6/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	$ 1,400	$ 1,400
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2008 B, 0.03% 3/6/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	6,100	6,100
Ohio State Univ. Gen. Receipts:
Series 2001, 0.01% 3/6/15, VRDN (b)	17,880	17,880
Series 2010 E, 0.01% 3/6/15, VRDN (b)	51,100	51,100
Series 2014 B2, 0.01% 3/6/15, VRDN (b)	1,500	1,500
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.05% 3/6/15, LOC Bank of America NA, VRDN (b)(e)	2,900	2,900
		256,335
Oklahoma - 0.0%
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 0.07% 3/6/15, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	10,120	10,120
Univ. Hospitals Trust Rev. Series 2005 A, 0.04% 3/6/15, LOC Bank of America NA, VRDN (b)	1,250	1,250
		11,370
Oregon - 0.6%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.):
Series 2008 A, 0.02% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	10,300	10,300
Series 2008 C, 0.02% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	16,500	16,500
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	3,615	3,615
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series BC 11 5W, 0.04% 3/6/15 (Liquidity Facility Barclays Bank PLC) (b)(f)	6,555	6,555
Port of Portland Arpt. Rev.:
Series Eighteen A, 0.03% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	38,395	38,395
Series Eighteen B, 0.03% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	51,205	51,205
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.04% 3/6/15, LOC Bank of America NA, VRDN (b)(e)	3,445	3,445
(New Columbia - Trouton Proj.) Series 2005, 0.04% 3/6/15, LOC Bank of America NA, VRDN (b)(e)	5,590	5,590
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.02% 3/6/15, LOC Freddie Mac, VRDN (b)(e)	$ 15,000	$ 15,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.02% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	9,500	9,500
		160,105
Pennsylvania - 0.9%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.):
Series 2005 A, 0.03% 3/6/15, LOC PNC Bank NA, VRDN (b)	8,900	8,900
Series 2005 B, 0.03% 3/6/15, LOC PNC Bank NA, VRDN (b)	7,155	7,155
BB&T Muni. Trust Participating VRDN Series BBT 08 1, 0.03% 3/6/15 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	1,500	1,500
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.02% 3/6/15, LOC PNC Bank NA, VRDN (b)	13,560	13,560
Bucks County Indl. Dev. Auth. Rev. (Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.22% 3/6/15, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,210	2,210
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.03% 3/6/15, LOC PNC Bank NA, VRDN (b)	11,015	11,015
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.01% 3/6/15, LOC Citizens Bank of Pennsylvania, VRDN (b)	19,825	19,825
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.04% 3/6/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	11,340	11,340
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3490Z, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,505	4,505
Lackawanna Hotel Room Rental Tax Rev. Series 2013, 0.03% 3/6/15, LOC PNC Bank NA, VRDN (b)	8,990	8,990
Lancaster Indl. Dev. Auth. Rev. (Willow Valley Retirement Proj.) Series 2009 B, 0.02% 3/6/15, LOC PNC Bank NA, VRDN (b)	15,705	15,705
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.03% 3/6/15, LOC PNC Bank NA, VRDN (b)	7,410	7,410
Luzerne County Convention Ctr. Series 2012, 0.03% 3/6/15, LOC PNC Bank NA, VRDN (b)	6,200	6,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.01% 3/6/15, LOC Citizens Bank of Pennsylvania, VRDN (b)	$ 9,900	$ 9,900
Northeastern Pennsylvania Hosp. and Ed. Auth. Rev. (The Commonwealth Med. College Proj.) Series 2009, 0.02% 3/6/15, LOC PNC Bank NA, VRDN (b)	7,760	7,760
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 1996 D5, 0.16% 3/6/15, LOC PNC Bank NA, VRDN (b)(e)	500	500
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.07% 3/6/15, LOC Citibank NA, VRDN (b)(e)	2,200	2,200
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 3352Z, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,590	3,590
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.02% 3/6/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	26,400	26,400
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.03% 3/6/15, LOC TD Banknorth, NA, VRDN (b)(e)	20,005	20,005
Series 2005 C2, 0.02% 3/6/15, LOC Royal Bank of Canada, VRDN (b)(e)	11,555	11,555
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 0.4% 3/6/15, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,000	1,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 0.02% 3/6/15, LOC PNC Bank NA, VRDN (b)	4,000	4,000
Philadelphia School District Series 2009 C, 0.01% 3/6/15, LOC TD Banknorth, NA, VRDN (b)	8,100	8,100
Washington County Hosp. Auth. Rev.:
(Monongahela Valley Hosp. Proj.):
Series 2011 A, 0.03% 3/6/15, LOC PNC Bank NA, VRDN (b)	2,540	2,540
Series 2011 B, 0.03% 3/6/15, LOC PNC Bank NA, VRDN (b)	10,175	10,175
(Washington Hosp. Proj.) Series 2007 B, 0.02% 3/6/15, LOC PNC Bank NA, VRDN (b)	16,500	16,500
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.03% 3/6/15, LOC PNC Bank NA, VRDN (b)	2,765	2,765
		245,305
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.5%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.02% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	$ 32,800	$ 32,800
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.02% 3/6/15, LOC TD Banknorth, NA, VRDN (b)	22,400	22,400
(Rhode Island School of Design Proj.):
Series 2008 A, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	50,295	50,295
Series 2008 B, 0.01% 3/6/15, LOC TD Banknorth, NA, VRDN (b)	7,510	7,510
(Roger Williams Univ. Proj.) Series 2008 B, 0.02% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	15,170	15,170
		128,175
South Carolina - 0.5%
Anderson County School District #5 Gen. Oblig. Participating VRDN Series BA 08 1181, 0.04% 3/6/15 (Liquidity Facility Bank of America NA) (b)(f)	14,650	14,650
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.):
Series 1999 A, 0.04% 3/2/15, VRDN (b)	1,000	1,000
Series 1999 B, 0.05% 3/2/15, VRDN (b)(e)	2,300	2,300
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.):
Series 2008 D, 0.04% 3/6/15, LOC Bank of New York, New York, VRDN (b)	9,870	9,870
0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	50,000	50,000
(Chambers Richland Co. Landfill Proj.) Series 1997, 0.05% 3/6/15, LOC Bank of America NA, VRDN (b)(e)	10,000	10,000
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.03% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	15,000	15,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.:
(South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.03% 3/6/15, LOC TD Banknorth, NA, VRDN (b)(e)	6,855	6,855
(South Carolina Generating Co., Inc. Proj.) Series 2008, 0.03% 3/6/15, LOC TD Banknorth, NA, VRDN (b)(e)	20,700	20,700
		130,375
South Dakota - 0.0%
South Dakota Hsg. Dev. Auth. (Harmony Heights Proj.) Series 2001, 0.05% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	6,500	6,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 1.7%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.02% 3/2/15, LOC Bank of America NA, VRDN (b)	$ 16,800	$ 16,800
Series 2003, 0.02% 3/2/15, LOC Bank of America NA, VRDN (b)	11,800	11,800
Series 2004, 0.02% 3/2/15, LOC Bank of America NA, VRDN (b)	12,300	12,300
Series 2005, 0.02% 3/2/15, LOC Bank of America NA, VRDN (b)	37,200	37,200
Series 2008, 0.02% 3/2/15, LOC Bank of America NA, VRDN (b)	52,905	52,905
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.04% 3/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(e)	5,000	5,000
Johnson City Health & Edl. Hosp. Rev.:
(Mountain States Health Alliance Proj.):
Series 2011 A, 0.02% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	32,935	32,935
Series 2011 B, 0.02% 3/6/15, LOC PNC Bank NA, VRDN (b)	4,260	4,260
Series 2013 A, 0.02% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	4,075	4,075
Lewisburg Indl. Dev. Board (Waste Mgmt., Inc., Proj.) 0.04% 3/6/15, LOC PNC Bank NA, VRDN (b)(e)	25,000	25,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.04% 3/6/15, VRDN (b)(e)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.05% 3/6/15, LOC Rabobank Nederland, VRDN (b)(e)	29,700	29,700
Memphis Health, Edl. & Hsg. Facilities Board:
(Ashland Lakes Apts. Proj.) Series A, 0.04% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	10,000	10,000
(Watergrove Apts. Proj.) Series 2004, 0.02% 3/6/15, LOC Freddie Mac, VRDN (b)	18,170	18,170
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	15,000	15,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.03% 3/6/15, LOC Bank of America NA, VRDN (b)	16,900	16,900
Series 2002, 0.02% 3/2/15, LOC Bank of America NA, VRDN (b)	5,000	5,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.): - continued
Series 2004, 0.02% 3/2/15, LOC Bank of America NA, VRDN (b)	$ 24,040	$ 24,040
Series 2006, 0.02% 3/2/15, LOC Bank of America NA, VRDN (b)	70,930	70,930
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	67,475	67,475
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2UX, 0.04% 3/6/15 (Liquidity Facility Barclays Bank PLC) (b)(f)	2,500	2,500
		473,590
Texas - 5.6%
Austin Arpt. Sys. Rev.:
Series 2005 1, 0.05% 3/6/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	49,700	49,700
Series 2005 2, 0.05% 3/6/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	49,650	49,650
Series 2005 3, 0.04% 3/6/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	28,000	28,000
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11992, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	3,825	3,825
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.02% 3/2/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	3,800	3,800
Series 2002 A, 0.02% 3/2/15, LOC Bank of America NA, VRDN (b)(e)	2,100	2,100
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 0.05% 3/6/15, LOC HSBC Bank U.S.A., NA, VRDN (b)(e)	6,250	6,250
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 0.03% 3/6/15, LOC Citibank NA, VRDN (b)(e)	13,775	13,775
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 0.03% 3/6/15, LOC Citibank NA, VRDN (b)(e)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.04% 3/6/15, LOC Bank of America NA, VRDN (b)(e)	5,500	5,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 0.04% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 12,500	$ 12,500
Series 2001, 0.04% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	12,500	12,500
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.):
Series 2007 A, 0.04% 3/6/15, LOC PNC Bank NA, VRDN (b)(e)	47,300	47,300
Series 2008, 0.04% 3/6/15, LOC Bank of America NA, VRDN (b)(e)	40,000	40,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.06% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	5,390	5,390
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.06% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	6,980	6,980
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 0.02% 3/2/15, VRDN (b)(e)	3,500	3,500
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	6,310	6,310
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.03% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	8,260	8,260
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.) Series 2004, 0.01% 3/6/15 (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)	4,000	4,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.05% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	14,100	14,100
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Mermann Health Sys. Proj.) Series 2013 C, 0.01% 3/6/15, VRDN (b)	31,100	31,100
(YMCA of the Greater Houston Area Proj.) Series 2013 B, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	27,905	27,905
Series 2014 C, 0.01% 3/6/15, VRDN (b)	10,000	10,000
Series 2014 D, 0.01% 3/6/15, VRDN (b)	11,100	11,100
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	2,365	2,365
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	$ 6,515	$ 6,515
(Louetta Village Apts. Proj.) Series 2005, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	6,380	6,380
(Primrose Aldine Bender Apt. Proj.) Series 2004, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	7,410	7,410
(Primrose at Bammel Apts. Proj.) Series 2005, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	7,880	7,880
(Quail Chase Apts. Proj.) Series 1999, 0.05% 3/6/15, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	11,110	11,110
(Wellington Park Apts. Proj.) Series 2004, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	11,750	11,750
Houston Arpt. Sys. Rev. Series 2010, 0.02% 3/6/15, LOC Barclays Bank PLC, VRDN (b)	43,955	43,955
Houston Gen. Oblig. Participating VRDN Series Putters 4338, 0.06% 3/6/15 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	6,360	6,360
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	6,000	6,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) Series 2005, 0.05% 3/6/15, LOC Citibank NA, VRDN (b)(e)	8,835	8,835
(Little Nell Apts. Proj.) Series 2003, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	12,000	12,000
(Mayfair Park Apts. Proj.) Series 2004, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	5,500	5,500
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 4719, 0.02% 3/6/15 (Liquidity Facility Bank of America NA) (b)(f)	14,400	14,400
Series ROC II R 11411, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	9,290	9,290
Series ROC II R 12267, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	16,795	16,795
Series 2004 B3, 0.01% 3/6/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	10,600	10,600
Series 2004 B4, 0.01% 3/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	41,700	41,700
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.23% 3/6/15, VRDN (b)(e)	12,600	12,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Judson Independent School District Participating VRDN Series MS 06 1859, 0.02% 3/6/15 (Liquidity Facility Wells Fargo & Co.) (b)(f)	$ 7,890	$ 7,890
Klein Independent School District Participating VRDN Series ROCS II R 11942, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	5,145	5,145
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.07% 3/6/15 (Liquidity Facility Deutsche Bank AG) (b)(f)	12,805	12,805
Leander Independent School District Participating VRDN Series BC 10 28W, 0.04% 3/6/15 (Liquidity Facility Barclays Bank PLC) (b)(f)	2,050	2,050
Lovejoy Independent School District Participating VRDN Series DB 514, 0.07% 3/6/15 (Liquidity Facility Deutsche Bank AG) (b)(f)	26,800	26,800
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.:
(ExxonMobil Proj.) Series 2001 B2, 0.02% 3/2/15 (Exxon Mobil Corp. Guaranteed), VRDN (b)(e)	5,000	5,000
(Onyx Envir. Svcs. Proj.) Series 2003, 0.09% 3/6/15, LOC Bank of America NA, VRDN (b)(e)	11,950	11,950
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.04% 3/6/15, LOC Freddie Mac, VRDN (b)(e)	7,470	7,470
North East Texas Independent School District Participating VRDN Series EGL 14 0018, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	22,305	22,305
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	3,505	3,505
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.02% 3/6/15 (Liquidity Facility Wells Fargo & Co.) (b)(f)	11,665	11,665
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.09% 3/2/15, VRDN (b)	14,200	14,200
Series 2004, 0.11% 3/6/15, VRDN (b)(e)	97,850	97,850
Series 2009 A, 0.09% 3/2/15, VRDN (b)	1,300	1,300
Series 2009 C, 0.09% 3/2/15, VRDN (b)	5,800	5,800
Series 2010 B, 0.09% 3/2/15, VRDN (b)	14,985	14,985
Series 2010 D, 0.09% 3/2/15, VRDN (b)	5,800	5,800
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2000, 0.03% 3/6/15, VRDN (b)(e)	24,000	24,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.: - continued
Series 2001, 0.03% 3/6/15, VRDN (b)(e)	$ 25,000	$ 25,000
Series 2002, 0.03% 3/6/15, VRDN (b)(e)	14,500	14,500
Series 2010 A, 0.03% 3/6/15 (Total SA Guaranteed), VRDN (b)	1,000	1,000
Series 2012, 0.03% 3/6/15 (Total SA Guaranteed), VRDN (b)	10,000	10,000
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.03% 3/6/15 (Total SA Guaranteed), VRDN (b)	34,200	34,200
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.):
0.02% 3/6/15, LOC BNP Paribas SA, VRDN (b)(e)	50,000	50,000
0.02% 3/6/15, LOC MUFG Union Bank NA, VRDN (b)(e)	50,000	50,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series Putters 3344, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,700	1,700
Series Putters 3560, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,015	9,015
Series Putters 3688Z, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,570	4,570
Series Putters 4356, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	17,750	17,750
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (Tindall Corp. Proj.) Series 2008 A, 0.03% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	6,400	6,400
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.02% 3/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	7,465	7,465
San Antonio Wtr. Sys. Rev. Participating VRDN Series EGL 05 3005 Class A, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	27,500	27,500
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.):
Series 2011 D, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	12,870	12,870
Series 2011 E, 0.02% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	18,365	18,365
(Methodist Hospitals of Dallas Proj.) Series 2008, 0.03% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	87,000	87,000
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 1, 0.02% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	22,430	22,430
Participating VRDN Series Putters 4363, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,625	11,625
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 0028, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 6,750	$ 6,750
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.12% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	2,050	2,050
Texas City Indl. Dev. Corp. (Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.03% 3/6/15, LOC Bank of America NA, VRDN (b)	11,800	11,800
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series 2004, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	11,500	11,500
(Chisholm Trail Proj.) Series 2004, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	5,100	5,100
(Pinnacle Apts. Proj.) Series 2004, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	13,365	13,365
(Residences at Sunset Pointe Proj.) Series 2006, 0.05% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	5,980	5,980
(Windshire Apts. Proj.) Series 2007, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	13,400	13,400
Series 2004, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	11,200	11,200
Series 2006, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	13,690	13,690
Texas Gen. Oblig.:
(Veterans' Hsg. Assistance Prog.):
Fund II Series 2005 B, 0.02% 3/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	20,500	20,500
Fund II Series 2007 A, 0.02% 3/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	34,805	34,805
Participating VRDN:
Series 15 XF0075, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,915	11,915
Series DB 448, 0.08% 3/6/15 (Liquidity Facility Deutsche Bank AG) (b)(e)(f)	5,585	5,585
Series MS 3404, 0.03% 3/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	11,550	11,550
Series Putters 3478, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,995	4,995
Series Putters 3480, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,495	7,495
Series 2012 A, 0.02% 3/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	17,100	17,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series WF 11 79C, 0.02% 3/6/15 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	$ 6,340	$ 6,340
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) Series 2004, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	9,185	9,185
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN Series 15 XF0067, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,180	2,180
Series 2007 B, 0.01% 3/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (b)	13,685	13,685
		1,602,070
Utah - 0.3%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.02% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	7,565	7,565
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	49,510	49,510
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) Series 2005 A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	8,485	8,485
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.02% 3/6/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	30,450	30,450
		96,010
Virginia - 1.0%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	21,720	21,720
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.04% 3/6/15, LOC Freddie Mac, VRDN (b)(e)	4,000	4,000
Fairfax County Indl. Dev. Auth.:
(Inova Health Sys. Proj.):
Series 2005 A2, 0.02% 3/6/15, VRDN (b)	28,270	28,270
Series A1, 0.02% 3/6/15 (Liquidity Facility TD Banknorth, NA), VRDN (b)	18,025	18,025
Participating VRDN Series MS 3309, 0.02% 3/6/15 (Liquidity Facility Cr. Suisse AG) (b)(f)	2,300	2,300
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (U.S.A. Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.03% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	10,000	10,000
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.02% 3/6/15, LOC Bank of New York, New York, VRDN (b)	1,000	1,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Loudoun County Indl. Dev. Auth.:
(Howard Hughes Med. Institute Proj.):
Series 2003 A, 0.01% 3/6/15, VRDN (b)	$ 19,170	$ 19,170
Series 2003 C, 0.01% 3/6/15, VRDN (b)	15,000	15,000
Series 2003 D, 0.01% 3/6/15, VRDN (b)	14,840	14,840
Series 2003 E, 0.01% 3/6/15, VRDN (b)	32,950	32,950
Series 2003 F, 0.01% 3/6/15, VRDN (b)	27,900	27,900
Series 2013 A, 0.01% 3/6/15, VRDN (b)	6,500	6,500
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.08% 3/6/15, LOC Bank of America NA, VRDN (b)	3,530	3,530
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.03% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	3,240	3,240
Series 2001, 0.03% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	2,750	2,750
Series 2006, 0.03% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	4,200	4,200
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.04% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,000	10,000
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 14 0048, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	18,290	18,290
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series RBC O 67, 0.02% 3/6/15 (Liquidity Facility Royal Bank of Canada) (b)(f)	6,770	6,770
Virginia Pub. School Auth. Participating VRDN Series CTE 05 38, 0.02% 3/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	17,955	17,955
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series ROC II R 11923, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	3,700	3,700
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN Series Putters 3791Z, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,015	1,015
		273,125
Washington - 3.2%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,280	8,280
Chelan County Pub. Util. District #1 Rev. Series 2008 B, 0.02% 3/6/15 (Liquidity Facility MUFG Union Bank NA), VRDN (b)	12,000	12,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.04% 3/6/15, LOC Bank of America NA, VRDN (b)(e)	$ 16,540	$ 16,540
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	14,775	14,775
Series Putters 3941, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,950	6,950
Series ROC II R 11962, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	2,200	2,200
Port of Seattle Rev.:
Series 1997, 0.03% 3/6/15, LOC Bank of America NA, VRDN (b)(e)	108,830	108,830
Series 2008, 0.03% 3/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(e)	128,715	128,715
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 0.03% 3/6/15, LOC Bank of America NA, VRDN (b)	25,000	25,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.04% 3/6/15 (Liquidity Facility Wells Fargo & Co.) (b)(f)	2,530	2,530
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.03% 3/6/15, LOC Bank of America NA, VRDN (b)	7,535	7,535
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 75, 0.02% 3/6/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	37,495	37,495
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series D, 0.05% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	20,000	20,000
Series E, 0.05% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	17,300	17,300
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.02% 3/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	18,000	18,000
Series GS 06 7T, 0.02% 3/6/15 (Liquidity Facility Wells Fargo & Co.) (b)(f)	16,395	16,395
Series MS 33 864X, 0.03% 3/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	2,500	2,500
Series Putters 3501Z, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,660	11,660
Series Putters 3539, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,000	10,000
Series Putters 3854, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,500	3,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series putters 4033, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 5,100	$ 5,100
Series ROC 14090, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	4,700	4,700
Series ROC II R 14074, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	8,000	8,000
Series Solar 06 13, 0.02% 3/6/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	41,700	41,700
Series WF 11-16C, 0.02% 3/6/15 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	20,100	20,100
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0082, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,000	8,000
Series 15 XF0083, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,375	9,375
Series PT 4742, 0.02% 3/6/15 (Liquidity Facility Bank of America NA) (b)(f)	7,485	7,485
Series Putters 4480, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,345	5,345
Series Solar 07 66, 0.02% 3/6/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	19,570	19,570
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Avalon Ridge Apts. Proj.) Series 1999, 0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	18,370	18,370
(Ballard Landmark Inn Proj.) Series A, 0.05% 3/6/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(e)	27,290	27,290
(Crestview Apts. Proj.) Series 2004, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	14,000	14,000
(Discovery Heights Apt. Proj.) Series 2010, 0.02% 3/6/15, LOC Freddie Mac, VRDN (b)	11,800	11,800
(Echo Lake Sr. Apts. Proj.) Series 2006, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	17,970	17,970
(Fairwinds Redmond Proj.) Series A, 0.05% 3/6/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(e)	19,250	19,250
(Gardens Univ. Village Apt. Proj.) Series A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	48,540	48,540
(Highland Park Apts. Proj.) Series A, 0.05% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	9,040	9,040
(Interurban Sr. Living Apts. Proj.) Series 2012, 0.02% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	6,300	6,300
(Merrill Gardens at Renton Centre Proj.) Series A, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	20,790	20,790
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(Pinehurst Apts. Proj.) Series A, 0.05% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	$ 12,000	$ 12,000
(Reserve at Renton Apts. Proj.) Series 2014, 0.02% 3/6/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)	4,000	4,000
(Silver Creek Apts. Proj.) Series A, 0.05% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	12,250	12,250
(The Cambridge Apts. Proj.) Series 2009, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)	10,500	10,500
(The Lodge at Eagle Ridge Proj.) Series A, 0.05% 3/6/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(e)	9,485	9,485
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 0.04% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.05% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	7,535	7,535
(Urban Ctr. Apts. Proj.) Series 2012, 0.03% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	38,900	38,900
(Vintage Mount Vernon Proj.) Series A, 0.05% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	7,500	7,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)	3,750	3,750
(Willow Tree Grove Apts. Proj.) Series 2011, 0.02% 3/6/15, LOC Freddie Mac, VRDN (b)	4,745	4,745
		919,345
West Virginia - 0.8%
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.05% 3/6/15, LOC Bank of America NA, VRDN (b)(e)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.02% 3/6/15, LOC Deutsche Bank AG, VRDN (b)(e)	8,700	8,700
Series 1990 B, 0.02% 3/6/15, LOC Deutsche Bank AG, VRDN (b)(e)	8,700	8,700
Series 1990 C, 0.02% 3/6/15, LOC Deutsche Bank AG, VRDN (b)(e)	4,400	4,400
Series 1990 D, 0.02% 3/6/15, LOC Deutsche Bank AG, VRDN (b)(e)	4,500	4,500
West Virginia Econ. Dev. Auth. Energy (Morgantown Energy Associates Proj.) Series 2011, 0.05% 3/6/15, LOC MUFG Union Bank NA, VRDN (b)(e)	44,600	44,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.):
Series 2008 B, 0.03% 3/6/15, LOC Mizuho Corporate Bank Ltd., VRDN (b)(e)	$ 45,775	$ 45,775
Series 2009 A, 0.01% 3/6/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	25,775	25,775
Series 2009 B, 0.02% 3/6/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	1,800	1,800
(Appalachian Pwr. Co. - Mountaineer Proj.) Series 2008 A, 0.02% 3/6/15, LOC Mizuho Corporate Bank Ltd., VRDN (b)(e)	59,700	59,700
West Virginia Hosp. Fin. Auth. Rev.:
(Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.02% 3/6/15, LOC Branch Banking & Trust Co., VRDN (b)	6,400	6,400
(Pallottine Health Svcs. Proj.) 0.11% 3/6/15, LOC Fifth Third Bank, Cincinnati, VRDN (b)	175	175
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.05% 3/6/15, LOC Bank of America NA, VRDN (b)(e)	6,580	6,580
		225,525
Wisconsin - 0.4%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	20,700	20,700
Wisconsin Health & Edl. Facilities Participating VRDN Series MS 3337, 0.02% 3/6/15 (Liquidity Facility Cr. Suisse AG) (b)(f)	5,000	5,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 1999 C, 0.01% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	41,880	41,880
(Oakwood Village Proj.) Series 2005, 0.02% 3/6/15, LOC BMO Harris Bank NA, VRDN (b)	20,440	20,440
(Wausau Hosp., Inc. Proj.) Series 1998 B, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	8,745	8,745
Participating VRDN Series Floaters 3184, 0.03% 3/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	11,860	11,860
		108,625
Wyoming - 0.1%
Converse County Envir. Impt. Rev. Series 1995, 0.28% 3/6/15, VRDN (b)(e)	1,200	1,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Wyoming - continued
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 0.03% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	$ 5,000	$ 5,000
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.19% 3/6/15, VRDN (b)(e)	19,500	19,500
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.02% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	14,250	14,250
		39,950
TOTAL VARIABLE RATE DEMAND NOTE (Cost $17,329,569)		17,329,569
Other Municipal Debt - 30.9%

Alabama - 0.0%
Alabama Pub. School & College Auth. Rev. Bonds:
Series 2007, 5% 12/1/15	100	103
Series 2009 A, 5% 5/1/15	5,000	5,040
Series 2012 B, 4% 3/1/15	3,915	3,915
		9,058
Alaska - 0.2%
Alaska Gen. Oblig. Bonds Series 2012 A, 4% 8/1/15	5,500	5,589
Anchorage Gen. Oblig.:
Bonds:
Series A, 1.25% 9/1/15	1,655	1,664
Series D, 1.25% 9/1/15	7,200	7,240
Series A1:
0.08% 3/17/15, LOC Wells Fargo Bank NA, CP	3,700	3,700
0.08% 3/17/15, LOC Wells Fargo Bank NA, CP	5,500	5,500
North Slope Borough Gen. Oblig. Bonds:
Series 2011 A, 4% 6/30/15	3,250	3,292
Series 2011 B:
4% 6/30/15	3,000	3,039
5% 6/30/15	7,000	7,113
Series 2014 A, 2% 6/30/15	12,000	12,075
		49,212
Arizona - 0.1%
Phoenix Civic Impt. Corp. Series 2014 A2:
0.06% 4/6/15, LOC Barclays Bank PLC, CP	10,600	10,600
0.06% 4/6/15, LOC Barclays Bank PLC, CP	10,600	10,600
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C:
0.08% 4/1/15, CP	$ 5,400	$ 5,400
0.09% 3/18/15, CP	15,300	15,300
		41,900
California - 5.4%
California Gen. Oblig. RAN 1.5% 6/22/15	974,400	978,549
Los Angeles Cmnty. College District Bonds Series WF 11 36C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	4,840	4,840
Los Angeles County Gen. Oblig. TRAN 1.5% 6/30/15	147,800	148,475
Los Angeles Dept. of Wtr. & Pwr. Rev.:
0.07% 3/4/15 (Liquidity Facility Wells Fargo Bank NA), CP	11,800	11,800
0.1% 6/18/15 (Liquidity Facility Wells Fargo Bank NA), CP	8,000	8,000
Los Angeles Gen. Oblig. TRAN 1.5% 6/25/15	356,500	358,071
Newport Mesa Unified School District Bonds Series WF 11 70Z, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	15,030	15,030
San Bernardino County Gen. Oblig. TRAN 2% 6/30/15	18,400	18,515
San Diego Unified School District TRAN Series A, 1.5% 6/30/15	10,500	10,548
		1,553,828
Colorado - 1.2%
Colorado Ed. Ln. Prog. TRAN:
Series 2014 A, 1% 6/29/15	101,500	101,795
Series 2014 B, 1.75% 6/29/15	167,400	168,316
Colorado Gen. Fdg. Rev. TRAN Series A, 1.5% 6/26/15	48,300	48,514
Colorado Health Facilities Auth. Rev. Bonds Series 2009 A, 5% 7/1/15	6,880	6,990
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2015 A, 0.1%, tender 9/25/15 (b)	25,220	25,220
Series 2015 C, 0.1%, tender 9/25/15 (b)	4,845	4,845
		355,680
Connecticut - 0.7%
Connecticut Gen. Oblig. Bonds:
Series 2005 C, 5% 6/1/15	1,250	1,265
Series 2007 C, 5% 6/1/15	1,000	1,012
Series 2012 C, 4% 6/1/15	19,055	19,242
Series 2014 C, 2% 6/15/15	43,700	43,937
Series 2014 E, 2% 9/1/15	15,000	15,141
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Yale Univ. Proj.):
Series S1, 0.04% tender 4/9/15, CP mode	$ 3,200	$ 3,200
Series S2, 0.03% tender 3/5/15, CP mode	13,700	13,700
Fairfield Gen. Oblig. BAN 1% 7/17/15	7,015	7,038
Guilford Gen. Oblig. BAN 1% 8/11/15	16,400	16,464
Hartford County Metropolitan District Gen. Oblig. BAN:
0.5% 3/23/15	5,400	5,401
1% 3/23/15	65,855	65,889
		192,289
Delaware - 0.1%
Delaware Gen. Oblig. Bonds:
Series 2009 C, 5% 10/1/15	8,000	8,227
Series 2011, 5% 7/1/15	2,400	2,439
Series 2014 B, 3% 7/1/15	11,845	11,960
5% 3/1/15	4,410	4,410
		27,036
District Of Columbia - 0.5%
District of Columbia Gen. Oblig. Bonds Series 2013 A, 4% 6/1/15	11,675	11,788
District of Columbia Rev. Bonds Series 2000, 0.07% tender 3/2/15, LOC JPMorgan Chase Bank, CP mode	63,400	63,400
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series B, 0.08% 3/4/15, LOC JPMorgan Chase Bank, CP	6,000	6,000
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.05% 4/1/15, LOC JPMorgan Chase Bank, CP	7,500	7,500
0.08% 3/5/15, LOC JPMorgan Chase Bank, CP	36,900	36,900
0.09% 4/6/15, LOC JPMorgan Chase Bank, CP	17,100	17,100
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2 A1, 0.05% 3/4/15, LOC Sumitomo Mitsui Banking Corp., CP	14,500	14,500
		157,188
Florida - 1.7%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. & Clinics, Inc. Proj.) Series 2008 A, 0.07% tender 6/9/15, LOC Bank of America NA, CP mode	21,200	21,200
Charlotte County School District TAN 0.75% 3/31/15	11,800	11,806
Florida Board of Ed. Lottery Rev. Bonds:
Series 2005 A, 5.25% 7/1/15	3,645	3,707
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Lottery Rev. Bonds: - continued
Series 2007 A, 5% 7/1/15	$ 3,200	$ 3,253
Series 2008 B, 5% 7/1/15	3,915	3,979
Series 2012 A, 4% 7/1/15	1,125	1,139
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series 2005 A, 5% 6/1/15	8,865	8,974
Series 2012 A, 5% 6/1/15	27,220	27,556
Series 2012 D, 5% 6/1/15	5,000	5,062
Series 2013 B, 5% 6/1/15	8,450	8,555
Series 2013 C, 5% 6/1/15	8,265	8,367
Florida Dept. of Envir. Protection Rev. Bonds Series 2011 B, 5% 7/1/15	15,335	15,584
Florida Dept. of Mgmt. Svcs. Ctfs. of Prtn. Bonds Series 2015 A, 5% 8/1/15	9,790	9,991
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 07 30, 0.11%, tender 3/26/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)(g)	22,000	22,000
Florida Gen. Oblig. Bonds Series 2012 B, 5% 7/1/15	7,310	7,430
Florida Local Govt. Fin. Cmnty.:
Series 2011 A, 0.05% 3/9/15, LOC JPMorgan Chase Bank, CP	29,300	29,300
Series 2011 A1, 0.06% 4/1/15, LOC JPMorgan Chase Bank, CP	20,559	20,559
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.05% 4/2/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	14,338	14,338
0.07% 4/30/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	17,100	17,100
0.07% 4/30/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,400	1,400
0.07% 6/4/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	20,300	20,300
0.08% 3/12/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	27,100	27,100
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds 1% 10/1/15 (a)	1,515	1,522
Series C1:
0.04% 4/10/15, CP	14,100	14,100
0.05% 3/4/15, CP	14,200	14,200
Jacksonville Gen. Oblig. Series 2004 A, 0.08% 3/5/15, LOC Barclays Bank PLC, CP	29,500	29,500
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 23, 5% 10/1/15	1,500	1,542
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orlando Utils. Commission Util. Sys. Rev. Bonds:
Series 2005 B, 5% 10/1/15 (Pre-Refunded to 10/1/15 @ 100)	$ 3,000	$ 3,086
Series 2011 A, 0.13%, tender 9/25/15 (b)	14,500	14,500
Pinellas County School District TAN 0.75% 6/30/15	61,600	61,729
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, 0.1%, tender 9/25/15 (b)	17,000	17,000
Series 2014 A1, 0.1%, tender 9/25/15 (b)	3,300	3,300
St. Lucie School District TAN Series 2014, 1.5% 3/1/15	18,500	18,500
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.1%, tender 9/25/15 (b)	14,515	14,515
		482,194
Georgia - 0.2%
Georgia Gen. Oblig. Bonds:
Series 1997 A, 6% 4/1/15	5,000	5,025
Series 2008 B, 5% 7/1/15	2,000	2,032
Series 2009 E, 5% 7/1/15	2,165	2,200
Series 2011 E2, 4.5% 9/1/15	3,000	3,066
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Gen. Resolution Proj.) Series 1985 A, 0.08% tender 3/9/15, LOC Barclays Bank PLC, CP mode	1,150	1,150
Series B:
0.04% 3/6/15, LOC PNC Bank NA, CP	2,913	2,913
0.04% 4/1/15, LOC TD Banknorth, NA, CP	40,622	40,622
Private Colleges & Univs. Auth. Rev. Bonds Series WF 11 32C, 0.21%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	5,800	5,800
		62,808
Hawaii - 0.2%
Hawaii Gen. Oblig. Bonds:
Series 2005 DG, 5% 7/1/15	4,120	4,187
Series 2006 D1, 5% 3/1/15	4,000	4,000
Series 2007 DJ, 5% 4/1/15	8,065	8,098
Series 2009 DQ, 5% 6/1/15	7,500	7,592
Series 2013 EJ, 5% 8/1/15	3,950	4,030
Series DR, 5% 6/1/15	17,100	17,311
Honolulu City & County Gen. Oblig. Bonds Series 2009 F, 5% 9/1/15	3,115	3,191
		48,409
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Idaho - 0.1%
Idaho Gen. Oblig. TAN 2% 6/30/15	$ 11,900	$ 11,974
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.09%, tender 9/25/15 (b)	13,000	13,000
		24,974
Illinois - 0.8%
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Bonds Series Solar 06 75, 0.09%, tender 5/21/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)(g)	19,740	19,740
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2011 B1, 0.13% 5/6/15, LOC Wells Fargo Bank NA, CP (e)	8,500	8,500
Series 2011 B2, 0.12% 5/6/15, LOC Wells Fargo Bank NA, CP	4,723	4,723
Series 2011 D1, 0.1% 6/23/15, LOC BMO Harris Bank NA, CP (e)	8,628	8,628
Series 2011 D2, 0.08% 6/23/15, LOC BMO Harris Bank NA, CP	2,751	2,751
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 0.15%, tender 7/8/15 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	7,595	7,595
Illinois Fin. Auth. Ed. Rev. Series L:
0.07% 6/3/15, LOC PNC Bank NA, CP	25,200	25,200
0.08% 3/4/15, LOC PNC Bank NA, CP	25,100	25,100
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, 0.14%, tender 9/25/15 (b)	11,700	11,700
(Hosp. Sister Svcs. Proj.):
Series 2012 H:
0.05% tender 4/2/15, CP mode	17,000	17,000
0.06% tender 5/18/15, CP mode	10,800	10,800
0.07% tender 6/3/15, CP mode	17,000	17,000
Series 2012 I, 0.08% tender 4/7/15, CP mode	13,260	13,260
Series 2012 I, 0.07% tender 6/16/15, CP mode	13,600	13,600
Series 2012 l, 0.06% tender 5/18/15, CP mode	17,000	17,000
Illinois Health Facilities Auth. Rev. Bonds Series 2003 C, 0.17%, tender 5/1/15 (b)	4,830	4,830
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012 A:
5% 6/15/15	21,660	21,967
5% 12/15/15	8,740	9,074
		238,468
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Indiana - 0.6%
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 D2:
0.07% tender 3/10/15, CP mode	$ 86,945	$ 86,945
0.08% tender 4/1/15, CP mode	34,000	34,000
Indianapolis Gas Util. Sys. Rev. 0.09% 5/4/15, LOC JPMorgan Chase Bank, CP	33,900	33,900
Purdue Univ. Rev. Bonds:
Series 2010 Z1, 5% 7/1/15	3,000	3,049
Series 2015 BB 1, 2% 7/1/15	3,495	3,517
		161,411
Iowa - 0.1%
Iowa Fin. Auth. Rev. Bonds Series 2015, 1% 8/1/15	13,800	13,854
Kansas - 0.0%
City of Lawrence Kansas Gen. Oblig. BAN Series 2014 l, 5% 5/1/15	2,265	2,284
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. Bonds Series 2015 D, 5% 8/1/15	1,750	1,785
		4,069
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.2% tender 4/6/15, CP mode	8,800	8,800
Maine - 0.0%
Maine Gen. Oblig. Bonds Series 2011 B, 5% 6/1/15	7,340	7,430
Maryland - 0.9%
Anne Arundel County Gen. Oblig. Bonds:
Series 2013, 5% 4/1/15	6,300	6,326
5% 4/1/15	7,615	7,646
5% 4/1/15	2,640	2,651
Baltimore County Gen. Oblig.:
0.04% 4/2/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	43,800	43,800
0.05% 3/4/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	34,000	34,000
0.05% 3/4/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	21,400	21,400
0.06% 5/5/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	33,900	33,900
Maryland Gen. Oblig. Bonds:
(State & Local Facilities Ln. Prog.) First Series 2008, 5% 3/1/15	2,645	2,645
Series 2003 A, 5.25% 3/1/15	2,600	2,600
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Gen. Oblig. Bonds: - continued
Series 2007, 5% 3/15/15	$ 1,000	$ 1,002
Series 2008 2, 5% 7/15/15	2,750	2,800
Series 2010 A, 4% 8/1/15	2,000	2,033
Series 2012 B, 5% 3/15/15	18,000	18,034
Series 2014 C, 5% 8/1/15	5,000	5,102
Montgomery County Gen. Oblig. Bonds:
Series 2011 A:
5% 7/1/15	5,000	5,082
5% 7/1/15	6,000	6,098
Series 2013 MD, 0.08%, tender 6/1/15 (a)(b)	40,000	40,000
Series 2014 A, 5% 11/1/15	12,500	12,905
Washington Suburban San. District Bonds:
Series 2010 A, 5% 6/1/15	3,700	3,746
Series 2014 2, 2% 6/1/15	4,605	4,627
5% 6/1/15	7,500	7,592
		263,989
Massachusetts - 0.6%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.32% tender 3/12/15, CP mode (e)	20,600	20,600
Massachusetts Gen. Oblig. RAN Series 2014 A, 1.5% 4/23/15	83,300	83,471
Massachusetts Health & Edl. Facilities Auth. Rev. Series EE:
0.03% 3/4/15, CP	6,181	6,181
0.03% 3/4/15, CP	7,800	7,800
0.04% 4/6/15, CP	18,500	18,500
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1992, 0.25% tender 3/12/15, CP mode	13,950	13,950
Series 1992, 0.25% tender 4/9/15, CP mode	2,200	2,200
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007:
0.25% tender 4/9/15, CP mode (e)	3,200	3,200
0.27% tender 3/3/15, CP mode (e)	4,000	4,000
		159,902
Michigan - 1.1%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, 0.1%, tender 9/25/15 (b)	2,665	2,665
Michigan Bldg. Auth. Rev. 0.09% 5/21/15, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	94,235	94,235
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Fin. Auth. Rev. Bonds:
Series 2012 A, 5% 7/1/15	$ 13,900	$ 14,128
Series 2013 M1, 0.08%, tender 6/1/15 (a)(b)	25,840	25,840
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 1999 B4, 0.9%, tender 3/16/15 (b)	1,405	1,405
(Trinity Health Sys. Proj.) Series 2008 C:
0.03% tender 3/9/15, CP mode	17,785	17,785
0.03% tender 3/10/15, CP mode	35,800	35,800
0.04% tender 4/2/15, CP mode	16,300	16,300
0.06% tender 6/18/15, CP mode	27,500	27,500
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	3,000	3,000
Univ. of Michigan Rev.:
Bonds Series 2009 B:
0.04% tender 3/4/15, CP mode	8,000	8,000
0.05% tender 5/5/15, CP mode	20,800	20,800
Series J1:
0.03% 3/4/15, CP	13,600	13,600
0.04% 4/6/15, CP	17,000	17,000
0.06% 3/5/15, CP	15,665	15,665
		313,723
Minnesota - 0.3%
Minnesota Gen. Oblig. Bonds:
Series 2007, 5% 8/1/15	11,000	11,224
Series 2010 A, 5% 8/1/15	4,250	4,337
Series 2010 D, 5% 8/1/15	6,425	6,556
Series 2014 B, 4% 8/1/15	7,200	7,317
Series 2014 E, 1% 8/1/15	1,505	1,510
5% 8/1/15	4,920	5,020
5% 8/1/15 (Escrowed to Maturity)	80	82
Univ. of Minnesota Gen. Oblig. Series 2009 D, 0.04% 4/6/15, CP	7,700	7,700
Univ. of Minnesota Rev. Series 2005 A:
0.04% 3/3/15, CP	24,650	24,650
0.04% 4/2/15, CP	18,090	18,090
0.06% 5/18/15, CP	10,800	10,800
		97,286
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.1%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Bonds (BJC Health Sys. Proj.) Series 2013 C, 0.09%, tender 9/25/15 (b)	$ 13,600	$ 13,600
Nebraska - 0.4%
Nebraska Pub. Pwr. District Rev.:
Bonds Series 2012 C, 5% 1/1/16	2,215	2,303
Series A:
0.04% 3/16/15, CP	16,300	16,300
0.04% 3/19/15, CP	16,700	16,700
0.07% 3/2/15, CP	16,300	16,300
0.08% 3/5/15, CP	6,850	6,850
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.09% 3/2/15, CP	7,150	7,150
0.09% 3/5/15, CP	13,500	13,500
0.09% 3/9/15, CP	5,200	5,200
0.09% 3/10/15, CP	7,500	7,500
0.09% 3/18/15, CP	15,000	15,000
0.09% 4/1/15, CP	6,000	6,000
0.1% 3/4/15, CP	7,000	7,000
0.11% 5/6/15, CP	1,370	1,370
		121,173
Nevada - 0.4%
Clark County School District Bonds:
Series 1998 A, 5.5% 6/15/15	1,725	1,751
Series 2005 A, 5.25% 6/15/15	4,475	4,541
Series 2006 A, 5% 6/15/15	7,800	7,909
Series 2007 B, 5% 6/15/15	3,745	3,798
Series 2007 C, 5% 6/15/15	13,500	13,691
Series 2011 A, 5% 6/15/15	8,780	8,904
Series 2012 A, 5% 6/15/15	2,465	2,500
Series 2013 B, 5% 6/15/15	2,000	2,028
Clark County Wtr. Reclamation District Bonds Series 2009 B, 5% 7/1/15	1,280	1,301
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Bonds Series Solar 06 93, 0.11%, tender 3/5/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)(g)	14,000	14,000
Nevada Gen. Oblig. Bonds Series 2008 C, 5% 6/1/15	6,005	6,079
Nevada Unemployment Compensation Fund Spl. Rev. Bonds Series 2013, 4% 6/1/15	4,550	4,594
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A:
0.09% 3/5/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	$ 13,200	$ 13,200
0.1% 6/4/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	4,750	4,750
Series 2006 B, 0.12% 6/4/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	23,100	23,100
		112,146
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.32% tender 3/12/15, CP mode (e)	20,950	20,950
Series 1990 A1, 0.29% tender 3/3/15, CP mode (e)	34,100	34,100
Series 1990 A2:
0.32% tender 3/6/15, CP mode (e)	3,710	3,710
0.32% tender 3/12/15, CP mode (e)	11,300	11,300
0.32% tender 3/19/15, CP mode (e)	2,100	2,100
0.32% tender 4/1/15, CP mode (e)	2,200	2,200
Series 1990 B, 0.35% tender 4/9/15, CP mode	26,300	26,300
		100,660
New Jersey - 1.4%
Hamilton Township Mercer County BAN Series 2014 B, 1% 6/11/15	20,100	20,146
Hoboken Gen. Oblig. BAN Series 2014 A, 1% 3/18/15	12,924	12,929
JPMorgan Chase:
Bonds:
Series Putters 4465, 0.1%, tender 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	145,095	145,095
Series Putters 4466, 0.13%, tender 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	112,305	112,305
NA Letter of Credit Bonds:
Series Putters 4460, 0.12%, tender 4/2/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	69,900	69,900
Series Putters 4461, 0.07%, tender 4/23/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	28,000	28,000
North Brunswick Township Gen. Oblig. BAN Series 2014, 1% 8/3/15	10,811	10,851
Parsippany Troy Hills Township Gen. Oblig. BAN 1.25% 9/25/15	9,182	9,238
		408,464
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 0.1%
New Mexico Gen. Oblig. Bonds:
Series 2013, 2% 3/1/15	$ 10,690	$ 10,690
5% 3/1/15	5,000	5,000
New Mexico Severance Tax Rev. Bonds:
Series 2010 A, 5% 7/1/15	2,000	2,033
Series 2014 A, 2% 7/1/15	3,750	3,773
		21,496
New York - 0.9%
JPMorgan Chase Bonds Series Putters 4410, 0.07%, tender 4/23/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	23,995	23,995
New York City Gen. Oblig. Bonds:
Series 1994 H4, 5% 8/1/15	2,115	2,158
Series 2005 G, 5% 8/1/15	1,635	1,668
Series 2010 E, 5% 8/1/15	7,680	7,836
Series 2012 F, 5% 8/1/15	1,110	1,133
Series 2012 I, 4% 8/1/15	1,000	1,016
Series 2012 l, 5% 8/1/15	5,400	5,510
Series 2013 F, 2% 8/1/15	1,000	1,008
Series 2013 J, 5% 8/1/15	8,340	8,510
Series 2014 B, 5% 8/1/15	5,655	5,770
Series 2014 E, 5% 8/1/15	5,515	5,627
Series G, 5% 8/1/15	3,000	3,061
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 1E:
0.06% 3/5/15, CP	13,900	13,900
0.07% 4/6/15, CP	13,900	13,900
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2013 D, 5% 11/1/15	4,655	4,806
5% 11/1/15	5,455	5,632
5% 11/1/15	5,845	6,035
New York Dorm. Auth. Personal Income Tax Rev. Bonds Series 2011 E, 5% 8/15/15	1,800	1,840
New York Dorm. Auth. Revs. Bonds 5% 8/15/15	7,055	7,213
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Bonds (New York City Muni. Wtr. Fin. Auth. Projs.) Series 2012 A, 4% 6/15/15	6,000	6,068
New York Metropolitan Trans. Auth. Rev.:
Series 2B, 0.04% 4/9/15, LOC Barclays Bank PLC, CP	52,040	52,040
Series 2D:
0.07% 3/10/15, LOC Citibank NA, CP	16,600	16,600
0.07% 6/5/15, LOC Citibank NA, CP	33,400	33,400
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Envir. Facilities Corp. Rev. Bonds Series 2011 A, 4% 8/15/15	$ 2,730	$ 2,778
New York State Gen. Oblig. Bonds Series 2011 C, 4% 9/1/15	2,025	2,064
Tobacco Settlement Fing. Corp. Bonds Series 2011, 5% 6/1/15	10,000	10,123
		243,691
North Carolina - 0.2%
Board of Governors of the Univ. of North Carolina Series D:
0.04% 4/2/15, CP	5,000	5,000
0.04% 4/2/15, CP	9,400	9,400
North Carolina Gen. Oblig. Bonds:
Series 2005 B, 5% 4/1/15	4,200	4,217
Series 2009 A, 5% 3/1/15	2,325	2,325
Series 2010 A, 5% 5/1/15	8,035	8,100
Series 2010 B, 5% 6/1/15	7,000	7,086
Series 2013 C, 3.5% 5/1/15	7,060	7,100
Series 2014 A, 5% 6/1/15	7,500	7,592
North Carolina Ltd. Oblig. Bonds Series 2013 A, 5% 5/1/15	8,255	8,323
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds Series 2012 A, 5% 1/1/16	2,030	2,111
Wake County Gen. Oblig. Bonds Series 2007, 5% 3/1/15	1,000	1,000
		62,254
Ohio - 0.5%
Delaware Gen. Oblig. BAN 1% 4/22/15	2,085	2,087
Ohio Gen. Oblig. Bonds Series 2014 R, 4% 5/1/15	4,105	4,132
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.08% tender 7/7/15, CP mode	23,350	23,350
0.1% tender 5/20/15, CP mode	3,200	3,200
0.1% tender 6/3/15, CP mode	20,600	20,600
Series 2008 B6:
0.1% tender 3/5/15, CP mode	13,800	13,800
0.1% tender 4/6/15, CP mode	22,400	22,400
0.1% tender 5/6/15, CP mode	13,000	13,000
0.1% tender 5/20/15, CP mode	17,200	17,200
Univ. of Cincinnati Gen. Receipts BAN Series 2014 A, 1% 5/8/15	11,100	11,118
		130,887
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.0%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A, 0.08% 6/4/15, LOC State Street Bank & Trust Co., Boston, CP	$ 1,500	$ 1,500
Oregon - 0.7%
Oregon Gen. Oblig.:
Bonds Series WF11 57 C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	10,800	10,800
TAN Series 2014 A, 2% 6/15/15	171,700	172,636
Portland Gen. Oblig. TAN Series 2014, 1.75% 6/24/15	9,400	9,448
Portland Wtr. Sys. Rev. Bonds Series 2013 A, 5% 10/1/15	2,970	3,054
		195,938
Pennsylvania - 0.2%
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A, 4% 7/1/15	2,800	2,836
Pennsylvania Gen. Oblig. Bonds:
Series 2009 2, 5% 7/1/15	5,430	5,519
Series 2014 1, 5% 6/15/15	2,185	2,216
Series 2014, 5% 7/1/15	1,500	1,524
Philadelphia Gen. Oblig. TRAN Series A, 1% 6/30/15	17,100	17,149
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN Series 2014, 2% 7/22/15	13,100	13,196
		42,440
South Carolina - 0.7%
Charleston County School District TAN 1.25% 4/1/15	36,900	36,936
Greenville County School District Bonds Series 2014 C, 1% 6/1/15	18,600	18,641
Oconee County School District Bonds Series 2014 A, 2% 3/1/15 (South Carolina School District Cr. Enhancement Prog. Guaranteed)	5,525	5,525
Scago Edl. Facilities Corp. for Pickens School District Bonds (School District of Pickens County Proj.) Series 2015, 5% 12/1/15 (a)	2,500	2,578
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2014 C, 1.25% 3/2/15 (South Carolina School District Cr. Enhancement Prog. Guaranteed)	104,200	104,203
South Carolina Gen. Oblig. Bonds:
Series 2010 A, 4% 6/1/15	4,600	4,644
Series 2011 A:
5% 3/1/15	23,990	23,990
5% 3/1/15	4,270	4,270
		200,787
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 0.0%
Tennessee Gen. Oblig. Bonds Series 2004 C, 5.25% 9/1/15	$ 1,000	$ 1,026
Texas - 7.8%
Austin Elec. Util. Sys. Rev. Series A:
0.04% 3/4/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,100	6,100
0.08% 4/2/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	46,100	46,100
0.09% 3/2/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	8,500	8,500
0.09% 3/18/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	8,000	8,000
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds:
Series 2013, 5% 7/1/15	9,660	9,819
Series WF 10 53C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	5,545	5,545
Brownsville Util. Sys. Rev. Series A, 0.1% 8/10/15, LOC Bank of Montreal Chicago CD Prog., CP	8,800	8,800
Harris County Gen. Oblig.:
Series A1:
0.04% 3/17/15 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,400	2,400
0.08% 3/17/15 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,050	1,050
0.08% 4/1/15 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	22,600	22,600
Series D:
0.04% 3/17/15 (Liquidity Facility JPMorgan Chase Bank), CP	6,200	6,200
0.08% 3/17/15 (Liquidity Facility JPMorgan Chase Bank), CP	3,850	3,850
0.08% 5/7/15 (Liquidity Facility JPMorgan Chase Bank), CP	1,200	1,200
0.1% 3/18/15 (Liquidity Facility JPMorgan Chase Bank), CP	19,535	19,535
Harris County Metropolitan Trans. Auth.:
Series A1:
0.08% 3/5/15 (Liquidity Facility JPMorgan Chase Bank), CP	60,600	60,600
0.12% 6/10/15 (Liquidity Facility JPMorgan Chase Bank), CP	26,000	26,000
0.13% 6/15/15 (Liquidity Facility JPMorgan Chase Bank), CP	20,850	20,850
Series A3:
0.12% 6/10/15 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,500	4,500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Metropolitan Trans. Auth.: - continued
0.13% 6/15/15 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	$ 7,000	$ 7,000
Houston Arpt. Sys. Rev. Series A, 0.11% 8/13/15, LOC Royal Bank of Canada, CP (e)	19,500	19,500
Houston Gen. Oblig.:
Bonds Series 2010 A, 5% 3/1/15	4,150	4,150
TRAN:
Series 2014, 1% 6/30/15	9,300	9,327
5% 6/30/15	15,000	15,243
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A, 0.09% 3/4/15, CP	4,000	4,000
Houston Util. Sys. Rev. Bonds Series 2011 E, 5% 11/15/15	5,510	5,699
Karnes City Independent School District Bonds Series 2014, 1% 8/15/15 (Permanent School Fund of Texas Guaranteed)	7,365	7,394
Keller Independent School District Bonds Series 2015, 1% 8/15/15 (Permanent School Fund of Texas Guaranteed)	5,000	5,021
Lower Colorado River Auth. Rev.:
Bonds 5% 5/15/15	13,720	13,858
Series A:
0.04% 3/18/15, LOC JPMorgan Chase Bank, CP	20,400	20,400
0.05% 3/4/15, LOC JPMorgan Chase Bank, CP	34,585	34,585
0.06% 3/2/15, LOC JPMorgan Chase Bank, CP	5,150	5,150
0.04% 4/8/15, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	124,700	124,700
North Texas Tollway Auth. Rev. Bonds Series 2009 D:
0.05% tender 4/7/15, LOC JPMorgan Chase Bank, CP mode	21,500	21,500
0.05% tender 4/8/15, LOC JPMorgan Chase Bank, CP mode	31,900	31,900
Northside Independent School District Bonds Series 2007 A, 2% 6/1/15 (Permanent School Fund of Texas Guaranteed)	2,270	2,281
San Antonio Wtr. Sys. Rev. Bonds Series 2015 B, 2% 5/15/15	1,950	1,958
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 0.15%, tender 9/25/15 (b)	6,300	6,300
Series 2013 B, 0.11%, tender 9/25/15 (b)	9,500	9,500
Texas A&M Univ. Rev.:
Bonds Series 2015 A, 2% 5/15/15	995	999
Series 1993 B, 0.09% 3/6/15, CP	18,285	18,285
Texas Gen. Oblig.:
Bonds:
Series 2010 B, 5% 4/1/15	2,400	2,410
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
Series 2010:
4.25% 8/1/15 (e)	$ 1,000	$ 1,017
5% 8/1/15 (e)	5,775	5,891
Series 2011, 5% 10/1/15	3,080	3,168
Series 2014, 2% 4/1/15	29,200	29,247
TRAN Series 2014, 1.5% 8/31/15	1,099,225	1,106,750
Texas Muni. Pwr. Agcy. Rev. Series 2005:
0.05% 4/9/15, LOC Barclays Bank PLC, CP	21,400	21,400
0.08% 3/9/15, LOC Barclays Bank PLC, CP	45,200	45,200
Texas Pub. Fin. Auth. Rev. Bonds:
Series 2010 A, 5% 7/1/15	8,250	8,384
Series 2014 A, 5% 7/1/15	5,255	5,340
Texas State Univ. Sys. Fing. Rev. Bonds Series 2014, 1% 3/15/15	6,960	6,962
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2007, 5% 4/1/15	1,060	1,064
Texas Wtr. Dev. Board Rev. Bonds Series 2013 A, 5% 7/15/15	4,000	4,073
Univ. of Texas Board of Regents Sys. Rev.:
Series 2002 A:
0.04% 3/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,000	17,000
0.04% 3/3/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,200	16,200
0.04% 3/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,000	17,000
0.04% 3/17/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	11,700	11,700
0.04% 4/7/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,000	17,000
0.05% 4/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,500	14,500
0.05% 5/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,000	17,000
0.05% 5/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,000	17,000
0.05% 5/8/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	12,700	12,700
0.06% 5/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	15,300	15,300
0.06% 5/15/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,000	17,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev.: - continued
Series 2002 A: - continued
0.08% 3/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	$ 13,754	$ 13,754
0.08% 4/1/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,560	7,560
0.08% 4/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	11,700	11,700
0.08% 4/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,700	16,700
0.08% 4/7/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,100	17,100
0.08% 8/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,000	17,000
0.08% 8/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,000	17,000
0.08% 8/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	9,692	9,692
0.09% 3/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,100	14,100
Series A:
0.03% 3/16/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,000	17,000
0.06% 6/16/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	12,851	12,851
0.06% 6/22/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,400	10,400
Upper Trinity Reg'l. Wtr. District Series A:
0.04% 4/2/15, LOC Bank of America NA, CP	5,000	5,000
0.05% 4/2/15, LOC Bank of America NA, CP	9,250	9,250
0.06% 4/2/15, LOC Bank of America NA, CP	3,000	3,000
		2,225,812
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds:
Series 2009 A, 5% 7/1/15	5,250	5,335
Series 2013 A, 3% 7/1/15	4,785	4,831
Series 2013 B1, 0.09% 4/7/15 (Liquidity Facility JPMorgan Chase Bank), CP	17,500	17,500
Utah Gen. Oblig. Bonds:
Series 2010 A, 5% 7/1/15	6,900	7,013
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Gen. Oblig. Bonds: - continued
Series 2011 A, 5% 7/1/15	$ 2,000	$ 2,033
Series 2013, 5% 7/1/15	3,000	3,049
		39,761
Virginia - 0.8%
Fairfax County Gen. Oblig. Bonds:
Series 2008 A, 5% 4/1/15	6,675	6,703
Series 2009 A, 5% 4/1/15	1,875	1,883
Series 2012 A, 5% 4/1/15	10,885	10,930
Series 2014 B, 1.5% 10/1/15	8,500	8,567
Series 2015 A, 2% 10/1/15 (a)	11,370	11,493
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.1%, tender 9/25/15 (b)	22,800	22,800
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.4% tender 3/16/15, CP mode (e)	17,600	17,600
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 B, 0.14%, tender 9/25/15 (b)	14,150	14,150
Series 2012 A, 0.1%, tender 9/25/15 (b)	12,940	12,940
Norfolk Econ. Dev. Auth. Rev. 0.09% 3/18/15, CP	33,300	33,300
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.35% tender 3/16/15, CP mode	4,700	4,700
Tobacco Settlement Fing. Corp. Bonds Series 2005, 5.625% 6/1/15 (Pre-Refunded to 6/1/15 @ 100)	1,000	1,013
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
(Pub. Higher Ed. Fing. Prog.) Series 2010 A1, 5% 9/1/15	2,500	2,562
21st Century College and Equip. Progs.) Series 2011 A, 5% 2/1/16	2,615	2,730
Series 2012 A, 5% 9/1/15	5,000	5,122
Virginia College Bldg. Auth. Edl. Facilities Rev. Rfdg. Bonds Series 2014 B, 3% 9/1/15	7,785	7,897
Virginia Commonwealth Trans. Board Rev. Bonds:
(Northern Virginia Trans. District Prog. Series 2012 A, 4% 5/15/15	7,000	7,056
(Trans. Cap. Projs.):
Series 2010 A, 5% 5/15/15	5,000	5,050
Series 2012, 5% 5/15/15	2,080	2,101
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds:
Series 2007 A, 5% 8/1/15	1,595	1,627
Series 2014 A, 5% 8/1/15	4,065	4,148
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds: - continued
Series 2014 C, 5% 8/1/15	$ 10,135	$ 10,342
Virginia Pub. School Auth. Bonds:
Series 2013 A, 3% 8/1/15	3,730	3,774
Series 2013 I, 5% 4/15/15	7,000	7,043
Series II, 5% 4/15/15	11,655	11,725
Series XI, 5% 4/15/15	5,000	5,031
Virginia Pub. School Auth. School Fing. Bonds Series 2014 C, 2% 8/1/15	3,195	3,220
Virginia Resources Auth. Clean Wtr. Rev. Bonds Series 2014 A, 1% 4/1/15	5,730	5,734
		231,241
Washington - 0.6%
Energy Northwest Elec. Rev. Bonds:
(Proj. 1) Series 2006 A, 5% 7/1/15	4,300	4,370
(Proj. 3):
Series 2005 A, 5% 7/1/15	2,225	2,261
Series 2007 A, 5% 7/1/15	11,830	12,022
Series 2014 A, 2% 7/1/15	10,000	10,063
Series 2003 A, 5.5% 7/1/15	1,115	1,135
Series 2005 A:
5% 7/1/15	2,650	2,693
5% 7/1/15	5,000	5,081
Series 2007 A, 5% 7/1/15	7,615	7,739
5% 7/1/15	2,215	2,251
King County #405 Bellevue Bonds Series 2014, 5% 12/1/15 (Washington Gen. Oblig. Guaranteed)	4,613	4,777
King County Gen. Oblig. Bonds Series 2012 A, 5% 7/1/15	4,350	4,421
Port of Seattle Rev. Series 2001 B1:
0.1% 3/4/15, LOC Bank of America NA, CP (e)	17,655	17,655
0.1% 3/9/15, LOC Bank of America NA, CP (e)	5,000	5,000
Seattle Gen. Oblig. Bonds Series 2014, 5% 5/1/15	6,785	6,840
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2010 B, 5% 2/1/16	1,245	1,300
Series 2012 A, 5% 6/1/15	11,585	11,727
5% 9/1/15	15,260	15,634
Univ. of Washington Univ. Revs. Series 8, 0.08% 4/6/15, CP	12,500	12,500
Washington Ctfs. of Prtn. Bonds:
Series 2013 A, 3% 7/1/15	5,210	5,260
Series 2014 B, 5% 7/1/15	5,900	5,996
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Bonds:
Series 2005 C, 0% 6/1/15	$ 3,250	$ 3,248
Series 2012 C, 5% 7/1/15	20,410	20,744
Series 2014 BR, 3% 7/1/15	2,000	2,019
Series R 2012A, 5% 7/1/15	1,030	1,047
Washington Health Care Facilities Auth. Rev. Bonds Series 2013 B2, 0.17%, tender 8/27/15 (b)	20,000	20,000
		185,783
West Virginia - 0.0%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996:
0.32% tender 3/3/15, CP mode (e)	10,100	10,100
0.32% tender 3/12/15, CP mode (e)	1,800	1,800
		11,900
Wisconsin - 0.8%
Milwaukee Gen. Oblig. Bonds Series 2014 N2, 5% 4/1/15	17,100	17,170
Wisconsin Gen. Oblig.:
Bonds:
Series 1998 1, 5.5% 11/1/15	4,885	5,058
Series 2001 1, 5.5% 5/1/15	5,000	5,045
Series 2005 1, 5% 5/1/15	7,195	7,254
Series 2006 1, 5.25% 5/1/15	2,125	2,143
Series 2007 1, 5% 5/1/15	9,955	10,036
Series 2011 A, 5% 5/1/15	3,550	3,579
Series 2005 A, 0.09% 3/18/15 (Liquidity Facility Bank of New York, New York), CP	3,100	3,100
Series 2006 A:
0.04% 4/2/15 (Liquidity Facility Bank of New York, New York), CP	14,900	14,900
0.04% 4/2/15 (Liquidity Facility Bank of New York, New York), CP	16,253	16,253
Series 2013 A:
0.04% 4/2/15 (Liquidity Facility Bank of New York, New York), CP	19,915	19,915
0.09% 4/6/15 (Liquidity Facility Bank of New York, New York), CP	5,310	5,310
Wisconsin Health & Edl. Facilities Bonds:
Series 2013 B, 0.08%, tender 9/25/15 (b)	12,345	12,345
Series 2014 B1, 0.1%, tender 9/25/15 (b)	4,000	4,000
Series 2014 B2, 0.1%, tender 9/25/15 (b)	11,150	11,150
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.:
Bonds:
Series 2012 1, 5% 7/1/15	$ 3,500	$ 3,557
Series 2014 1, 2% 7/1/15	2,725	2,743
Series 1997 A:
0.08% 4/1/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	23,879	23,879
0.09% 3/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	5,699	5,699
Series 2006 A, 0.09% 3/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	20,716	20,716
Series 2013 A:
0.09% 4/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	35,015	35,015
0.09% 6/2/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	11,900	11,900
		240,767
TOTAL OTHER MUNICIPAL DEBT (Cost $8,864,834)		8,864,834
Investment Company - 9.0%
	Shares
Fidelity Municipal Cash Central Fund, 0.02% (c)(d) (Cost $2,580,905)	2,580,905,134	2,580,905
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $28,775,308)		28,775,308
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(57,031)
NET ASSETS - 100%		$ 28,718,277
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $487,645,000 or 1.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	9/16/13	$ 5,545
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Bonds Series Solar 06 75, 0.09%, tender 5/21/15 (Liquidity Facility U.S. Bank NA, Cincinnati)	11/21/13	$ 19,740
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 0.15%, tender 7/8/15 (Liquidity Facility Wells Fargo Bank NA)	8/17/11	$ 7,595
Security	Acquisition Date	Cost (000s)
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 07 30, 0.11%, tender 3/26/15 (Liquidity Facility U.S. Bank NA, Cincinnati)	12/11/14	$ 22,000
JPMorgan Chase Bonds Series Putters 4410, 0.07%, tender 4/23/15 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$ 23,995
JPMorgan Chase Bonds Series Putters 4465, 0.1%, tender 5/7/15 (Liquidity Facility JPMorgan Chase Bank)	7/17/14	$ 145,095
JPMorgan Chase Bonds Series Putters 4466, 0.13%, tender 5/7/15 (Liquidity Facility JPMorgan Chase Bank)	7/17/14 - 12/10/14	$ 112,305
JPMorgan Chase NA Letter of Credit Bonds Series Putters 4460, 0.12%, tender 4/2/15 (Liquidity Facility JPMorgan Chase Bank)	7/10/14	$ 69,900
Security	Acquisition Date	Cost (000s)
JPMorgan Chase NA Letter of Credit Bonds Series Putters 4461, 0.07%, tender 3/5/15 (Liquidity Facility JPMorgan Chase Bank)	7/10/14	$ 28,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Bonds Series Solar 06 93, 0.11%, tender 3/5/15 (Liquidity Facility U.S. Bank NA, Cincinnati)	5/28/14	$ 14,000
Los Angeles Cmnty. College District Bonds Series WF 11 36C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	4/29/13	$ 4,840
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$ 3,000
Newport Mesa Unified School District Bonds Series WF 11 70Z, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	7/17/12 - 1/30/14	$ 15,030
Security	Acquisition Date	Cost (000s)
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$ 10,800
Private Colleges & Univs. Auth. Rev. Bonds Series WF 11 32C, 0.21%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	8/8/11	$ 5,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 533
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2015 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $26,194,403)	$ 26,194,403
Fidelity Central Funds (cost $2,580,905)	2,580,905
Total Investments (cost $28,775,308)		$ 28,775,308
Cash		8,436
Receivable for investments sold		15,010
Receivable for fund shares sold		316,484
Interest receivable		42,280
Distributions receivable from Fidelity Central Funds		43
Prepaid expenses		43
Other receivables		268
Total assets		29,157,872

Liabilities
Payable for investments purchased Regular delivery	$ 8,476
Delayed delivery	63,102
Payable for fund shares redeemed	360,049
Distributions payable	22
Accrued management fee	810
Other affiliated payables	6,815
Other payables and accrued expenses	321
Total liabilities		439,595

Net Assets		$ 28,718,277
Net Assets consist of:
Paid in capital		$ 28,717,541
Undistributed net investment income		4
Accumulated undistributed net realized gain (loss) on investments		732
Net Assets, for 28,708,355 shares outstanding		$ 28,718,277
Net Asset Value, offering price and redemption price per share ($28,718,277 ÷ 28,708,355 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2015 (Unaudited)
Investment Income
Interest		$ 9,027
Income from Fidelity Central Funds		533
Total income		9,560

Expenses
Management fee	$ 37,649
Transfer agent fees	19,318
Accounting fees and expenses	754
Custodian fees and expenses	162
Independent trustees' compensation	62
Registration fees	259
Audit	43
Legal	60
Miscellaneous	68
Total expenses before reductions	58,375
Expense reductions	(50,250)	8,125
Net investment income (loss)		1,435
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,269
Net increase in net assets resulting from operations		$ 2,704

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,435	$ 2,963
Net realized gain (loss)	1,269	2,773
Net increase in net assets resulting from operations	2,704	5,736
Distributions to shareholders from net investment income	(1,431)	(2,914)
Distributions to shareholders from net realized gain	(1,692)	(1,154)
Total distributions	(3,123)	(4,068)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	44,568,003	83,642,529
Reinvestment of distributions	2,835	3,752
Cost of shares redeemed	(44,499,995)	(83,592,348)
Net increase (decrease) in net assets and shares resulting from share transactions	70,843	53,933
Total increase (decrease) in net assets	70,424	55,601

Net Assets
Beginning of period	28,647,853	28,592,252
End of period (including undistributed net investment income of $4 and $0, respectively)	$ 28,718,277	$ 28,647,853

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) E	-	-	-	-	-	-
Net realized and unrealized gain(loss) E	-	-	-	-	-	-
Total from investment operations E	-	-	-	-	-	-
Distributions from net investment income E	-	-	-	-	-	-
Distributions from net realized gain	- E	- E	-	-	-	- E
Total distributions E	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.01%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets D, F
Expenses before reductions	.41% A	.40%	.41%	.42%	.43%	.43%
Expenses net of fee waivers, if any	.06% A	.09%	.15%	.18%	.26%	.34%
Expenses net of all reductions	.06% A	.09%	.15%	.18%	.26%	.34%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 28,718	$ 28,648	$ 28,592	$ 24,688	$ 23,224	$ 22,370

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities	$ -

Tax cost	$ 28,775,308

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Fund's financial statements and related disclosures.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .26% of the Fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of ..13% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $50,144.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $106.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Municipal Money Market Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2013. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
  Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Japan) Limited

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MMM-USAN-0415
1.790940.111

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Union Street Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 24, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 24, 2015